MORSE                                               Reservoir Place
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PENDLETON                                           Waltham, MA 02451
                               mbbp.com
                                                    t - 781-622-5930
                                                    f - 781-622-5933
                                                    cbarnes@mbbp.com



                                      April 2, 2007



Ms. Maryse Mills-Apenting (Mail Stop 4561)
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re: Bridgeline Software, Inc.
             Registration Statement on Form SB-2
             Commission File No. 333-139298
             ------------------------------

Dear Ms. Mills-Apenting:

         On behalf of Bridgeline Software, Inc. (the "Company"), I enclose for filing through EDGAR Amendment No. 2 (the "Amendment") to the Company's registration statement on Form SB-2 (Commission File No. 333-139298) (the "Registration Statement").

         Set forth below on behalf of the Company are responses to the comments provided by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "Staff") to Mr. Thomas Massie, President and Chief Executive Officer of the Company, in a letter dated March 9, 2007 (the "Letter") from Mark P. Shuman, Branch Chief - Legal. Such responses are based on information provided to us by the Company. The responses set forth below are keyed to the sequential numbering of the comments in the Letter and to the headings used in the Letter.

         Page numbers referred to in the responses are to the applicable pages of the preliminary initial public offering prospectus contained in the Amendment (the "IPO Prospectus"). Capitalized terms used and not defined in this letter have the meanings assigned to them in the Registration Statement.

GENERAL
-------

1. WE NOTE THAT YOU INTEND THE REGISTRATION STATEMENT FOR USE IN THE INITIAL PUBLIC OFFERING AS WELL AS FOR USE BY SELLING SHAREHOLDERS AFTER COMPLETION OF THE INITIAL PUBLIC OFFERING. WE FURTHER NOTE THAT YOU INTEND FOR THE TWO PROSPECTUSES TO BE IDENTICAL IN ALL RESPECTS EXCEPT FOR THE ALTERNATIVE PAGES FOR THE SELLING SHAREHOLDER PROSPECTUS. PLEASE REVIEW EACH OF THE SECTIONS WITH CARE TO ENSURE THAT YOU DO NOT INCLUDE DISCLOSURE PERTINENT ONLY TO THE INITIAL PUBLIC OFFERING IN THE PROSPECTUS TO BE USED BY THE SELLING SHAREHOLDERS.

April 2, 2007
Page 2

FOR INSTANCE, IT WOULD APPEAR THAT THE RISK FACTOR ON PAGE 16 THAT BEGINS "PURCHASERS IN THIS OFFERING WILL EXPERIENCE IMMEDIATE AND SUBSTANTIAL DILUTION" WOULD BE INAPPLICABLE TO IN THE SELLING SHAREHOLDER PROSPECTUS UNLESS MODIFIED. HOWEVER, WE DID NOT FIND ALTERNATE PAGES RELATING TO THE RISK FACTORS. TO THE EXTENT YOU REFER TO "THIS OFFERING" IN THE PROSPECTS TO MEAN THE INITIAL PUBLIC OFFERING OR INCLUDE OTHER SUCH REFERENCES, PLEASE ENSURE THAT SUCH REFERENCES ARE APPROPRIATELY MODIFIED FOR USE IN THE SELLING SHAREHOLDER PROSPECTUS.

         Response
         --------

         The Company has removed all references to the selling shareholders in the IPO Prospectus. In lieu of providing specific alternate pages, the Amendment contains an entirely separate and complete prospectus for use by selling shareholders (the "Selling Shareholder Prospectus"). The Selling Shareholder Prospectus is identical to the revised IPO Prospectus except as marked to indicate differences that are specifically related to the subsequent offering by the selling shareholders.


2. WE NOTE THAT YOU HAVE INCLUDED GRAPHICS ON THE INSIDE FRONT AND INSIDE BACK COVER PAGES AND IN THE BUSINESS SECTION ON PAGE 47 AS WELL AS A WORKFLOW CHART ON PAGE 48. PLEASE PROVIDE US WITH CLEAR COPIES OF THE GRAPHICS AND WORKFLOW CHART FOR OUR REVIEW. ALSO, SEE THE GUIDANCE PROVIDED ON THE USE OF GATEFOLD GRAPHICS IN OUR CORPORATION FINANCE CURRENT ISSUES OUTLINE, MARCH 2001, AVAILABLE ON OUR WEBSITE AT WWW.SEC.GOV.

         Response
         --------

         Copies of the graphics referred to in the comment are enclosed as Exhibit A to this letter.


COVER PAGE
----------

3. PLEASE ENSURE THAT THE COVER PAGE RELATED TO THE UNDERWRITTEN PUBLIC OFFERING REFERS TO THE OFFERING OF 602,000 SHARES BY THE SELLING SHAREHOLDERS THAT IS TO BE COMMENCED SIX MONTHS AFTER THE EFFECTIVE DATE OF THE INITIAL PUBLIC OFFERING.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised cover page of the IPO Prospectus.


INSIDE COVER PAGE
-----------------

4. WE NOTE THAT YOU HAVE INCLUDED AN INFORMATIONAL PAGE THAT PRECEDES THE SUMMARY. THE INSIDE COVER PAGE SHOULD BE LIMITED TO THE MATTERS OUTLINED IN ITEM 502 OF REGULATION S-

April 2, 2007
Page 3

B, WHICH INCLUDE THE TABLE OF CONTENTS AND DEALER PROSPECTUS DELIVERY OBLIGATION. WE NOTE, HOWEVER, THAT YOU HAVE INCLUDED THE TABLE OF CONTENTS ON THE OUTSIDE BACK COVER PAGE, CONSISTENT WITH ITEM 502. PLEASE RELOCATE THE INFORMATION PROVIDED IN THE SUMMARY SECTION OR IN ANOTHER APPROPRIATE LOCATION IN THE PROSPECTUS.

         Response
         --------

         The above-referenced information has been removed from the inside front cover of the IPO Prospectus. In lieu thereof, the Company has provided brief self-explanatory captions to the graphics. The Company respectfully submits that these captions are consistent with the guidance provided on the use of gatefold graphics in Corporation Finance Current Issues Outline, March 2001. Please see the revised inside front cover of the IPO Prospectus.


SUMMARY, PAGE 3
---------------

5. PLEASE BE SPECIFIC BUT CONCISE IN DESCRIBING HOW YOU HELP CUSTOMERS INCREASE SALES, IMPROVE CUSTOMER SERVICE AND LOYALTY, ENHANCE EMPLOYEE COMMUNICATION AND TRAINING AND REDUCE ADMINISTRATIVE AND OPERATIONAL COSTS.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 3 of the IPO Prospectus.


6. PLEASE PROVIDE US WITH VERIFIABLE SUPPORT OR DOCUMENTATION FOR YOUR CLAIMS HERE AND IN THE BUSINESS SECTION THAT YOU "DEVELOP AWARD-WINNING WEB APPLICATIONS AND WEB SOFTWARE TOOLS." FOR EACH AWARD PROGRAM, PLEASE DESCRIBE THE CONSTITUENT BASE, CIRCULATION, REACH OR OTHER INFORMATION THAT CAN BE USED TO ASSESS THE SIGNIFICANCE OF THE AWARD.

         Response
         --------

         With respect to each of the awards referred to in the Amendment, the Company advises the Staff that:

         o WEB AWARDS FOR THE WEB MARKETING ASSOCIATION - In 2006, more than 2,300 Web applications from 35 countries were considered by the Web Marketing Association in 96 industry categories in its Web Award competition. The Company won four awards for its development of Web applications for certain customers. In 2004, more than 1,300 entries from 19 countries were considered in the same competition. The Company won an award for its development of a Web application for one of its customers.

April 2, 2007
Page 4

         o MITX AWARDS FROM THE MASSACHUSETTS INNOVATION & TECHNOLOGY EXCHANGE - In 2005, the Massachusetts Innovation & Technology Exchange judged hundreds of entries in an initial round that resulted 78 finalists in 23 categories. In the final round of judging, the Company won an award for the development of a Web application for one of its customers.

         o AXIEM AWARD - In 2002, 26% of entries received the score required to receive silver awards. The Company received three silver awards for development of Web applications for its customers.

         o ONE SHOW INTERACTIVE AWARD - In 2003, in a field of more than 1,200 entries, the Company received one of the 21 Bronze Pencil Awards for development of a Web application for one of its customers.


7. AT PAGES 4, 10 AND ELSEWHERE, YOU REFER TO AN ESCROW ARRANGEMENT FOR THE OBJECTWARE TRANSACTION AND INDICATE THAT THE ESCROW ARRANGEMENT WILL CLOSE SHORTLY BEFORE THE COMPLETION OF THE UNDERWRITTEN OFFERING. ALTHOUGH WE NOTE THE REFERENCE TO AN ESCROW AGREEMENT IN ARTICLE IX(O) OF THE ACQUISITION AGREEMENT, WE ARE UNABLE TO LOCATE THAT AGREEMENT. PLEASE ADVISE. IN THE PROSPECTUS, CLARIFY THE NATURE AND TIMING OF THE PERFORMANCE UNDER THE ESCROW AGREEMENT AND THE RELATIONSHIP OF THOSE ACTIONS TO THE EFFECTIVE DATE. DESCRIBE CONCISELY THE ACTIONS EACH PARTY WOULD TAKE UNDER THE ESCROW AGREEMENT, AND EXPLAIN THE LEGAL SIGNIFICANCE OF "CLOSING IN ESCROW." CLEARLY EXPLAIN ANY MATERIAL RISK THAT THE OBJECTWARE ACQUISITION WILL NOT BE CONSUMMATED, NOTWITHSTANDING THE CLOSING IN ESCROW. IN THE SUMMARY AND ELSEWHERE, CLEARLY STATE WHETHER THE CLOSING OF THE ACQUISITION IS A CONDITION TO THE CLOSING OF THE PUBLIC OFFERING. SIMILARLY, WHEN YOU REFER TO UNCERTAIN EVENTS, SUCH AS "THE RELEASE OF ESCROWED MATERIALS" OR THE ISSUANCE OF BRIDGELINE SHARES TO THE CURRENT EQUITY OWNER OF OBJECTWARE, INDICATE CLEARLY THAT SUCH EVENTS WILL NOT OCCUR UNTIL CONDITIONS THAT YOU DESCRIBE IN REASONABLE DETAIL HAVE BEEN SATISFIED.

         Response
         --------

         The Company advises the Staff that it expects that, shortly before the closing of the Objectware acquisition, the Company and the sole shareholder of Objectware will select a third party (i.e., an independent bank or trust company or the law firm representing either the Company or Objectware in the transaction) to serve as escrow agent in connection with the consummation of the acquisition. The Company further expects that the escrow agent will likely require the parties to use the agent's own form of escrow agreement. As the parties have not yet identified an escrow agent, the Company is unable to provide a form of agreement at this time. Upon the selection of an escrow agent, the Company intends to file the form of escrow agreement as an exhibit to a subsequent amendment to the Registration Statement.

April 2, 2007
Page 5

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 65 and the cross-reference to such disclosure on page 5 of the IPO Prospectus.


8. THE LIST OF EXCLUDED SHARES ON PAGE 6 REFERS TO 490,404 SHARES ISSUABLE UPON THE ACQUISITION OF OBJECTWARE. IT APPEARS THAT THIS AMOUNT DOES NOT INCLUDE CONTINGENT PAYOUT SHARES THAT MAY BE ISSUED UNDER THE TERMS OF THE ACQUISITION AGREEMENT. PLEASE REVISE TO DISCUSS THE POTENTIAL EFFECT OF THIS ARRANGEMENT.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 7 of the IPO Prospectus.


9. REGARDING YOUR ESTIMATE ON PAGE 4 THAT "COMPOUNDED ANNUAL GROWTH RATES OF AT LEAST 20% PER YEAR" MAY BE POSSIBLE FOR EACH ACQUIRED ENTITY, TELL US THE BASIS FOR THIS PROJECTION. TELL US WHETHER YOU HISTORICALLY ACHIEVED THIS GROWTH RATE WITH REGARD TO YOUR ACQUISITIONS OTHERWISE DESCRIBE THE REASONABLE BASIS FOR THE PROJECTION. WE ALSO NOTE YOUR DISCLOSURE ON PAGE 51 PROJECTING THAT YOUR "ORGANIC GROWTH ON AVERAGE WILL BE AT LEAST 20% PER YEAR IN OUR GEOGRAPHICAL REGIONS ONCE WE ARE ESTABLISHED IN EACH SUCH GEOGRAPHICAL REGION." PLEASE SPECIFY WHETHER YOU ARE REFERRING TO GROWTH IN REVENUES, MARKET SHARE OR SOME OTHER METRIC. DISCLOSE THE BASIS FOR THE PROJECTION, AND ANY MATERIAL UNCERTAINTIES THAT MAY EXIST WITH RESPECT TO YOUR ABILITY TO ACHIEVE SUCH A GROWTH RATE. PLEASE PROVIDE SPECIFIC SUPPORT AND APPROPRIATE DISCLOSURE REGARDING ANY PROJECTIONS YOU INCLUDE.

         Response
         --------

         The Company advises the Staff that the statements to which the Staff referred in the comment are based on, and consistent with, the actual historical results of companies acquired by the Company.

         The disclosure referenced in the Staff's comment has been revised to clarify that the Company's organic growth projections relate to revenue growth and to provide the disclosure requested in the comment. Please see revised page 58 of the IPO Prospectus.


SUMMARY FINANCIAL DATA TABLE PAGE 7
-----------------------------------

10. WE NOTE YOUR DISCLOSURES OF THE NON-GAAP MEASURE "EBITDA" WITHIN THE SUMMARY FINANCIAL DATA TABLE. SINCE THE NON-GAAP MEASURE "EBITDA" APPEARS TO EXCLUDE ITEMS THAT MAY BE CONSIDERED RECURRING IN NATURE, YOU MUST MEET THE BURDEN OF

April 2, 2007
Page 6

DEMONSTRATING THE USEFULNESS OF THE MEASURE AND CLEARLY DISCLOSE WHY THIS NON-GAAP MEASURE IS USEFUL WHEN THESE ITEMS ARE EXCLUDED. REVISE TO ADDRESS THE DISCLOSURES IN QUESTION 8 OF THE DIVISION OF CORPORATION FINANCE JUNE 13, 2003 "FREQUENTLY ASKED QUESTIONS REGARDING THE USE OF NON-GAAP FINANCIAL MEASURE" AND THE RELEVANT DISCLOSURE REQUIREMENTS UNDER PARAGRAPH 10(H) OF REGULATION S-B.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages 8 and 9 of the IPO Prospectus.


11. THE HEAD NOTE ON PAGE 7 OF THE SUMMARY FINANCIAL DATA DOES NOT NOTE OR EXPLAIN THE FOLLOWING PRO FORMA PRESENTATIONS. HERE AND THROUGHOUT THE FILING PRO FORMA INFORMATION SHOULD CONFORM TO THE CONTENT AND PREPARATION REQUIREMENTS OF ARTICLE 11 OF REGULATION S-X. PLEASE REVISE ACCORDINGLY AND THROUGHOUT THE FILING WHEREVER PRO FORMA INFORMATION IS PRESENTED.

         Response
         --------

         The head notes in all areas of the Amendment have been revised to explain the pro forma presentations in accordance with Article 11 of Regulation S-X. Please see revised pages 7, 23 and 27 of the IPO Prospectus.


RISK FACTORS, PAGE 9

12. PLEASE REVIEW YOUR RISK FACTOR SUBHEADINGS TO ENSURE THAT THEY DESCRIBE THE RISK FROM THE VIEWPOINT OF THE INVESTOR. FOR INSTANCE YOU STATE ON PAGE 10 THAT "WE MIGHT NOT BE ABLE TO COMPLETE THE ACQUISITION OF OBJECTWARE." IT IS UNCLEAR FROM THIS SUBHEADING WHAT THE IMPACT ON THE COMPANY AND ULTIMATELY TO THE INVESTOR MIGHT BE. SIMILARLY, THE RISK FACTOR ON PAGE 16 THAT READS "WE HAVE SUBSTANTIAL DISCRETION AS TO HOW TO USE THE OFFERING PROCEEDS" DOES NOT, ON ITS FACE, EXPLAIN HOW THIS FACT POSES A RISK TO INVESTORS. PLEASE REVIEW THE SUBHEADINGS AND REVISE AS APPROPRIATE SO THAT THE RISK ASSOCIATED WITH THE SET OF CIRCUMSTANCES YOU DESCRIBE IS RELEVANT.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised risk factors on pages 11, 12, 13 and 19 of the IPO Prospectus.

April 2, 2007
Page 7

THERE IS SUBSTANTIAL DOUBT ABOUT OUR ABILITY TO CONTINUE AS A GOING CONCERN.

13. PLEASE REVISE THIS RISK FACTOR TO CLARIFY WHETHER, UPON RECEIPT OF THE OFFERING PROCEEDS, YOU HAVE SUFFICIENT FUNDS TO FULFILL YOUR FINANCIAL OBLIGATIONS FOR THE NEXT 12 MONTHS. IF SO, CLARIFY WHETHER YOUR ABILITY TO MEET THIS OBLIGATION IS DEPENDENT ON THE PROCEEDS FROM THIS OFFERING. EXPAND THE LIQUIDITY AND CAPITAL RESOURCES SECTION IN A SIMILAR MANNER TO CLARIFY YOUR ABILITY TO MEET YOUR SHORT-TERM FINANCIAL OBLIGATIONS.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised risk factor on page 10 and the expanded disclosure on page 43 of the IPO Prospectus.


YOU WILL INCUR OWNERSHIP DILUTION AS A RESULT OF OUR PROPOSED ACQUISITION OF OBJECTWARE, PAGE 10.

14. PLEASE QUANTIFY THE POTENTIAL DILUTION SHAREHOLDERS WILL EXPERIENCE AS A RESULT OF THE ACQUISITION OF OBJECTWARE IN THE SUBHEADING AND IN THE TEXT OF THE RISK FACTOR. YOU MAY INCLUDE A PERCENTAGE AMOUNT OR PROVIDE A POSSIBLE RANGE, DEPENDING ON THE EARN-OUT SHARES THAT MAY BE ISSUED IN THE FUTURE. NOTE THAT ALL OF THE DISCLOSURE IN THE RISK FACTOR SECTION SHOULD BE QUANTIFIED TO THE EXTENT POSSIBLE.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised risk factor on pages 12 and 19 of the IPO Prospectus.


IF WE UNDERTAKE ADDITIONAL BUSINESS COMBINATIONS OR ACQUISITIONS, PAGE 11
-------------------------------------------------------------------------

15. PLEASE DISCLOSE HERE WHETHER, IN ADDITION TO THE OBJECTWARE TRANSACTION, YOU HAVE ANY CURRENT COMMITMENTS, PROPOSALS OR ARRANGEMENTS TO ACQUIRE A BUSINESS.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised risk factor on page 13 of the IPO Prospectus.

April 2, 2007
Page 8

OUR AUDITORS IDENTIFIED MATERIAL WEAKNESSES IN OUR INTERNAL CONTROL OVER
------------------------------------------------------------------------
FINANCIAL REPORTING, PAGE 13.
-----------------------------

16. PLEASE DESCRIBE, TO THE EXTENT MATERIAL, THE COSTS ASSOCIATED WITH THE MEASURES YOU HAVE TAKEN AND EXPECT TO TAKE TO ADDRESS THE MATERIAL WEAKNESS. WE NOTE YOUR DISCLOSURE ON PAGE 36 REGARDING THE ESTIMATED COSTS OF THE ANTICIPATED POSITIONS AND THE "SIGNIFICANT" COSTS INCURRED TO BRING YOUR INTERNAL CONTROL DOCUMENTATION IN TO COMPLIANCE WITH SECTION 404.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised risk factor on page 16 of the IPO Prospectus.


USE OF PROCEEDS, PAGE 18
------------------------

17. PLEASE CLARIFY YOUR STATEMENT THAT YOU "HAVE NOT ALLOCATED FUNDS FOR [ACQUISITIONS OR OTHER SUCH] TRANSACTIONS IN OUR BUSINESS PLAN," SINCE IT APPEARS FROM YOUR DISCLOSURE REGARDING HOW YOU INTEND TO USE THE PROCEEDS FROM THE OFFERING THAT YOU HAVE ALLOCATED APPROXIMATELY $2 MILLION FOR POTENTIAL ACQUISITIONS.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 21 of the IPO Prospectus.


CASH FLOW DATA, PAGE 21
-----------------------

18. REVISE THE DATA TO INCLUDE COLUMN HEADINGS. WE MAY HAVE FURTHER COMMENTS UPON REVIEW OF THE REVISION.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 24 of the IPO Prospectus.


DILUTION, PAGE 22
-----------------

19. IN THE TABLE ON PAGE 23 YOU REFER TO CONSIDERATION OF $5.01 MILLION THAT AFFILIATED PARTIES PAID FOR THEIR SHARES AS WELL AS $6.31 MILLION THAT OTHER EXISTING INVESTORS PAID FOR THEIR SHARES. AS SUBSTANTIAL PORTIONS OF THE AMOUNTS PAID FOR THOSE SHARES APPEARS TO BE CONSIDERATION IN A FORM OTHER THAN CASH, PLEASE PROVIDE FOOTNOTE DISCLOSURE THAT MORE

April 2, 2007
Page 9

PRECISELY DESCRIBES THE AMOUNT AND FORM OF THE PAYMENTS BY PRIOR STOCKHOLDERS FOR THEIR SHARES.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 26 of the IPO Prospectus.


20. AS OF SEPTEMBER 30, 2006 OR LATEST UPDATED PERIOD, PLEASE PROVIDE US WITH YOUR CALCULATION OF THE NET TANGIBLE BOOK VALUE PER COMMON SHARE BEFORE AND AFTER THE OFFERING AS WELL AS THE CALCULATION OF THE IMMEDIATE INCREASE IN THE NET ADJUSTED BOOK VALUE PER SHARE TO EXISTING COMMON STOCK HOLDERS AS WE CANNOT READILY RECONCILE THESE PER SHARE AMOUNTS DISCLOSED. SIMILARLY, PROVIDE US WITH EACH OF THE OTHER PER SHARE CALCULATIONS REFLECTIVE OF THE RELEASE OF THE CLOSING ESCROW RELATING TO THE ACQUISITION OF OBJECTWARE AND THE EXERCISE OF THE OVER-ALLOTMENT OPTION BY THE UNDERWRITERS. ENSURE THAT THESE AMOUNTS RECONCILE TO THE FINANCIAL INFORMATION DISCLOSED ELSEWHERE IN THE DOCUMENT.

         Response
         --------

         The dilution calculations referred to in the comment are enclosed as Exhibit B to this letter.


SELECTED PRO FORMA SELECTED FINANCIAL DATA, PAGE 25
---------------------------------------------------

21. FOLLOWING RULE 11-02(B)(7) OF REGULATION S-X, PROVIDE ON THE FACE OF THE PRO FORMA INCOME STATEMENT DATE THE HISTORICAL NET LOSS PER SHARE BASED ON CONTINUING OPERATIONS FOR THE COMPANY AS WELL AS THE PRO FORMA NET INCOME PER SHARE DATA. ALSO ON THE FACE OF THE PRO FORMA INCOME STATEMENT DATA DISCLOSE THE NUMBER OF SHARES USED TO COMPUTE THE PER SHARE DATA. WHERE APPLICABLE REVISE OTHER PRESENTATIONS THROUGHOUT THE FILING.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see both the historical and pro forma income statement data in the Selected Pro Forma Financial Data section of the IPO Prospectus.


MANAGEMENT'S DISCUSSION AND ANALYSIS, PAGES 26-38
-------------------------------------------------

22. IN YOUR DISCUSSIONS OF THE RESULTS OF OPERATIONS, YOU SOMETIMES REFER TO TWO OR MORE SOURCES AS COMPONENTS THAT CONTRIBUTED TO A MATERIAL CHANGE. FOR EXAMPLE, ON PAGE 32 YOU ATTRIBUTE THE GROWTH IN REVENUE PRIMARILY TO ENGAGEMENTS WITH NEW CUSTOMERS AND NEW WORK WITH EXISTING CUSTOMERS. ON PAGE 34 YOU STATE THAT THE INCREASE IN G&A EXPENSES RESULTED PRIMARILY FROM AN INCREASE IN HEADCOUNT RESULTING FROM DIRECT HIRES AND

April 2, 2007
Page 10

ACQUISITIONS AS WELL AS AN INCREASE IN COMPUTER MAINTENANCE PURCHASES AND INCREASED COMPENSATION LEVELS. QUANTIFY THE AMOUNT OF THE CHANGE THAT WAS CONTRIBUTED BY EACH OF THE FACTORS OR EVENTS THAT YOU IDENTIFY, INCLUDING ANY OFFSETTING FACTORS. REVISE THROUGHOUT. SEE SECTION III.D OF SEC RELEASE 33-6835.

         Response
         --------

         The above-referenced disclosures in Management's Discussion and Analysis have been revised to address the Staff's comment. Please see revised pages 38 to 42 of the IPO Prospectus.


23. PLEASE REVIEW THE TEXT WITH CARE AND ENSURE THAT YOU DISCUSS THE UNDERLYING BUSINESS CONDITIONS FROM PERIOD TO PERIOD AND HOW THOSE CONDITIONS AFFECTED YOUR RESULTS. FOR EXAMPLE, YOU ATTRIBUTE THE GROWTH IN PRODUCT REVENUE, WHICH INCREASED 56% FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2006 AS COMPARED TO 2005, PRIMARILY TO INCREASED SALES AND TO RECENT ACQUISITIONS. WHAT FACTORS CONTRIBUTED TO YOUR ABILITY TO SIGNIFICANTLY INCREASE SALES IN A ONE-YEAR PERIOD? DISCUSS MATERIAL TRANSACTIONS OR DEVELOPMENTS THAT AFFECTED YOUR RESULTS IN SPECIFIC TERMS. YOU SHOULD PROVIDE A MEANINGFUL EXPLANATION OF HOW MANAGEMENT VIEWS THE COMPANY'S PERFORMANCE AND ITS RESULTS.

         Response
         --------

         The above-referenced disclosures in Management's Discussion and Analysis have been revised to address the Staff's comment. Please see revised page 41 of the IPO Prospectus.


24. IN LIGHT OF THE SUBSTANTIAL DOUBT REGARDING YOUR ABILITY TO CONTINUE AS A GOING CONCERN, PLEASE ADDRESS THE STEPS MANAGEMENT HAS TAKEN TO DATE THAT ARE DISCUSSED IN NOTE 1 TO THE FINANCIAL STATEMENTS INTENDED TO "STREAMLINE ITS OPERATIONS OVER THE LAST SEVERAL YEARS." WE NOTE THAT WHILE STREAMLINING MEASURES INCLUDED REDUCING OR MAINTAINING HEADCOUNT AND LIMITING INFRASTRUCTURE, OPERATING AND CAPITAL EXPENDITURES, YOU HAVE EXPERIENCED AN INCREASE IN HEADCOUNT IN FISCAL YEAR 2006. PLEASE REVISE THE DISCLOSURE TO CLARIFY AND EXPLAIN THE SHIFT YOU HAVE EXPERIENCED FROM STREAMLINING TO SUBSTANTIAL GROWTH IN THE COMPANY'S ACTIVITIES. THIS SHIFT OR CHANGING TREND SHOULD BE CLEARLY IDENTIFIED AND QUANTIFIED IN MANAGEMENT'S DISCUSSION AND ANALYSIS AS WELL.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 43 of the IPO Prospectus.


25. PLEASE REVISE TO PROVIDE A MATERIALLY COMPLETE DISCUSSION OF THE CONTINGENT ACQUISITION PAYMENTS AND THE CONDITIONS THAT WILL TRIGGER CONTINGENT PAYOUT OBLIGATIONS. WE

April 2, 2007
Page 11

NOTE YOUR DISCLOSURE IN THE SUMMARY SECTION ON PAGE 4 REGARDING THE OBJECTWARE ACQUISITION AND THE AMOUNT OF UP TO $1.8 MILLION PAYABLE IN CASH AND STOCK OVER A THREE-YEAR PERIOD. THE DISCLOSURE SHOULD SPECIFICALLY ADDRESS CASH VERSUS STOCK PAYMENTS IN QUANTIFIED TERMS AS WELL AS THE TERMS ON WHICH STOCK ISSUANCES WILL BE MADE. OTHER CONTINGENT ACQUISITION PAYMENTS RELATING TO YOUR PREVIOUS ACQUISITIONS, SUCH AS THOSE YOU DISCUSS ON PAGE 35 UNDER THE SUBHEADING INVESTING ACTIVITIES, SHOULD BE CLEARLY DESCRIBED AS WELL. TELL US WHAT CONSIDERATION YOU GAVE TO INCLUDING THE SIGNIFICANT CONTINGENCY PAYMENT INFORMATION IN THE CONTRACTUAL OBLIGATIONS TABLE AND RELATED DISCLOSURE ON PAGES 35-36.

         Response
         --------

         The Company has revised the disclosure in the Liquidity and Capital Resources section to fully describe and detail contingent consideration payments to all acquired entities. Please see revised pages 43 and 44 of the IPO Prospectus


CRITICAL ACCOUNTING POLICIES AND ESTIMATES, PAGE 28
---------------------------------------------------

WEB SERVICES, PAGE 28
---------------------

26. PLEASE EXPLAIN TO US AND DISCLOSE THE BASIS FOR COMBINING SOFTWARE LICENSE, A PRODUCT WITH SERVICES IN A SINGLE LINE OF SERVICE REVENUES DENOTED AS "WEB SERVICES."

         Response
         --------

         The Company advises the Staff that perpetual licenses are only sold in connection with Web Services engagements; therefore, we believe it is appropriate to include revenue from perpetual licenses with revenue from Web Services. For the three months ended December 31, 2006 and 2005 and for the years ended September 30, 2006 and 2005, the amount of such perpetual license revenue has been insignificant as compared to the total amount of Web Service revenue during those periods (i.e., an average of 3%) and as compared to total Company revenue (i.e., an average of 2%) for those periods. In the future, should perpetual license revenue become a significant component of total revenue, consideration would be given to breaking such revenue out into a separate category for presentation in the statement of operations.


MANAGED SERVICES, PAGE 28
-------------------------

27. IN YOUR DISCUSSION OF MANAGED SERVICE REVENUES FOR THE PERIODS PRESENTED, TELL US WHAT CONSIDERATION YOU HAVE GIVEN TO SEPARATELY QUANTIFYING AND DISCUSSING REVENUES RECOGNIZED FROM PROFESSIONAL SERVICES AND HOSTING FEES. PLEASE PROVIDE US WITH QUANTIFIED ANALYSIS OF THE SEPARATE AMOUNTS IN YOUR RESPONSE.

April 2, 2007
Page 12

         Response
         --------

         The Company advises the Staff that its Managed Services revenue is comprised of retained services and hosting. The Company considers hosting an incidental part of its business and does not directly market this line of business. To date, the Company's only hosting arrangements have been with Web Services customers.

         As hosting revenue has historically been insignificant to both the Company's business strategy and its results of operations, the Company does not believe that separate classification in the statement of operations is warranted. Should hosting revenue become a significant component of total revenue, the Company would consider a separate classification.

         The following table presents hosting revenue as a percent of Managed Services Revenue and Total Revenue for each period presented (dollars in 000's):

                                                                  ($ in 000's)
                                      3 Months Ended    3 Months Ended    Fiscal Year      Fiscal Year
                                         12/31/06          12/31/05      Ended 9/30/06    Ended 9/30/05
Hosting                                 $    63           $    52         $   216           $   204
Retained Services                           245               215           1,027             1,040
Total Managed Services Revenue              308               267           1,243             1,244
Total Revenues                          $ 2,309           $ 1,713         $ 8,235           $ 5,769
Hosting as a % of Managed Services          20%               19%             17%               16%
Hosting as a % of Total Revenue              3%                3%              3%                4%

STOCK-BASED COMPENSATION, PAGES 30-31
-------------------------------------

28. REVISE TO DISCLOSE HOW YOU ACCOUNTED FOR STOCK BASED COMPENSATION PRIOR TO YOUR ADOPTION OF SFAS NO. 123R ON OCTOBER 1, 2006. CLARIFY IN YOUR DISCLOSURE THAT YOU ACCOUNTED FOR STOCK-BASED COMPENSATION USING THE INTRINSIC VALUE METHOD OF ABP NO. 25 AND THE DISCLOSURE-ONLY PROVISIONS OF SFAS NO. 123 FOR PERIODS PRIOR TO OCTOBER 1, 2006. DISCLOSE WHY YOU ARE USING THE MODIFIED PROSPECTIVE APPLICATION METHOD UNDER PARAGRAPH 74 OF SFAS NO. 123R IN MD&A AND IN THE NOTES TO THE FINANCIAL STATEMENTS. IN THIS REGARD EXPLAIN TO US AND DISCLOSE HOW YOU DETERMINED THE $363,000 OF TOTAL UNRECOGNIZED COMPENSATION COST RELATED TO NON-VESTED SHARE-BASED COMPENSATION ARRANGEMENTS GRANTED UNDER YOUR PLANS.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages 36, 37, F-28 and F-29 of the IPO Prospectus.

April 2, 2007
Page 13

         The Company advises the Staff that it uses the modified prospective method because we used the fair-value-based method for disclosure under SFAS 123. The $363,000 of unrecognized compensation costs represents the unamortized portion of stock options and was valued utilizing the Black-Scholes-Merton option valuation model and the assumptions described in
Note 1 to the financial statements. Please refer to the Stock Based Compensation disclosure in the Critical Accounting Policies on pages 36 and 37 of the IPO Prospectus.


29. SINCE YOU HAVE ADOPTED FAS 123R AS OF OCTOBER 1, 2006, UPON UPDATING YOUR FINANCIAL STATEMENTS AS REQUIRED UNDER ITEM 310(G) OF REGULATION S-B TELL US HOW YOU VALUED YOUR STOCK OPTIONS AND HOW YOU DETERMINED THE ASSUMPTIONS REGARDING EXPECTED VOLATILITY AND EXPECTED TERM OF THE OPTIONS.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 36 to 37, and Note 2 to the financial statements on pages F-27 to F-29 of the IPO Prospectus.


30. WE NOTE THE COMPANY EXECUTED SIX PRIVATE PLACEMENT TRANSACTIONS BETWEEN AUGUST OF 2000 AND DECEMBER OF 2004. IN ORDER THAT WE MAY UNDERSTAND YOUR ACCOUNTING FOR STOCK-BASED COMPENSATION DURING THIS TIMEFRAME, PROVIDE US WITH SUFFICIENT INFORMATION SUPPORTING THE COMMON STOCK FAIR VALUES FOR EACH OF THE DIFFERENT PRIVATE PLACEMENTS. THIS INFORMATION ALONG WITH ANY ADDITIONAL INFORMATION (E.G. INFORMATION PERTAINING TO BUSINESS COMBINATIONS) YOU MAY FEEL NECESSARY TO PROVIDE, WILL ALLOW US TO DETERMINE HOW YOU ARRIVED AT THE FAIR VALUES OF YOUR COMMON STOCK YOU USED IN THE GRANTING OF STOCK OPTIONS. IN YOUR RESPONSE ALSO ADDRESS THE REASONS FOR THE STOCK OPTION GRANTS (I.E. FOR GOODS OR SERVICES, OR TO EMPLOYEES, EXTINGUISHMENT OF DEBT, ETC.). SIMILAR INFORMATION SHOULD BE PROVIDED FOR STOCK OPTIONS GRANTED THROUGH JULY OF 2005 AS WELL.

         Response
         --------

         A detailed list of all investors, stock prices and funds raised in the six above-referenced private placements is attached as Exhibit C to this letter. The primary purpose of each of these private placement transactions was to fund the Company's acquisitions. The values assigned to shares issued in all private placement transactions were determined by the Company using a management-developed calculation to ascertain the estimated fair value of the Company on a per share basis at the time of the private placement. The computation was principally based on a multiple of estimated revenues after considering both the accretive effect of the entity to be acquired and shares issued with the placement and the acquisition. The value assigned to the Company's common stock issued in each of these acquisitions was based on the corresponding and contemporaneous private placement and subject to direct arms-length negotiations between the Company and the respective sellers. Consideration was paid in combinations of cash, common stock and earn-out.

April 2, 2007
Page 14

         The Company further advises the Staff that it has issued incentive stock options to employees, and non-qualified options to Directors in consideration of their services as members of the Company's board of directors, from inception through December 31, 2006. All options were issued under the Company's 2000 Stock Incentive Plan, as restated and amended, except as otherwise noted below. Except as detailed below, all options have a term of 10 years, vest annually over a period of three years, and have exercise prices equal to the fair value of the underlying common stock at time of issuance. The Company also issued the following options for other business purposes with varied terms as detailed below:

                                                       Exercise
         Year    Recipient/Reason         Shares        Price        Vesting
         ----    ----------------         ------        -----        -------

         2000    Founding BOD Member      50,000        $0.001     Upon Issuance
         2000    Founding BOD Member      50,000        $0.001     Upon Issuance
         2000    Founding Officer-CFO    200,000        $0.001     Upon Issuance

         2002    Lead Dog Merger(A)(B)    98,731     $0.04-$0.12     0 to 2 Yrs

         2002    Massie-Compensation       6,667        $0.001     Upon Issuance
         2002    Cebula-Compensation       6,667        $0.001     Upon Issuance
         2002    Matteo-Compensation       6,667        $0.001     Upon Issuance
         2002    Seeger-Compensation       4,167        $0.001     Upon Issuance

         2004    Iapps Merger(A)          50,949        $0.13      Upon Issuance

         2006    New Tilt Merger(A)      102,420        $3.75      0 to 3 Yrs


         A) In connection with the acquisitions of Lead Dog Digital, iapps and New Tilt, the Company issued its own incentive stock options to employees of the acquired entities in consideration of the cancellation or termination of options previously granted by the acquired entities. The exercise price and vesting period of the Company's options was consistent with the exercise price and vesting period of the original options.

         B) In connection with its acquisition of Lead Dog Digital in February 2002, the Company assumed Lead Dog Digital's 2001 Stock Option Plan, and exchanged 98,731 options granted under that plan for the Company's own options as of the date of the acquisition. Those options are governed by the provisions of that plan, and no additional options have been granted under that plan after the completion of the acquisition. Please see pages 78 and F-42 of the IPO Prospectus.

April 2, 2007
Page 15

31. WITH RESPECT TO THE GUIDANCE IN THE 2004 AICPA PRACTICE AID "VALUATION OF PRIVATELY-HELD-COMPANY EQUITY SECURITIES ISSUED AS COMPENSATION" (THE "PRACTICE AID"), PLEASE DISCLOSE IN MD&A THE INTRINSIC VALUE OF ALL OUTSTANDING VESTED AND UNVESTED OPTIONS BASED ON THE ESTIMATED INITIAL PUBLIC OFFERING PRICE AND THE OPTIONS OUTSTANDING AS OF THE MOST RECENT BALANCE SHEET DATE INCLUDED IN THE REGISTRATION STATEMENT. SEE PARAGRAPH 180 OF THE PRACTICE AID.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 37 of the IPO Prospectus.


32. SINCE YOU DID NOT OBTAIN CONTEMPORANEOUS VALUATIONS PERFORMED BY AN UNRELATED VALUATION SPECIALIST AS DEFINED BY THE PRACTICE AID PLEASE REVISE MD&A TO DISCLOSE THE FOLLOWING INFORMATION RELATED TO ISSUANCES OF EQUITY INSTRUMENTS (SEE PARAGRAPH 182 OF THE PRACTICE AID):

o DISCUSS THE SIGNIFICANT FACTORS, ASSUMPTIONS, AND METHODOLOGIES USED IN DETERMINING THE FAIR VALUE OF THE UNDERLYING COMMON STOCK;
o DISCUSS EACH SIGNIFICANT FACTOR CONTRIBUTING TO THE DIFFERENCE BETWEEN THE FAIR VALUE AS OF THE DATE OF EACH GRANT AND THE ESTIMATED IPO PRICE OR, IF APPLICABLE, THE FAIR VALUE AS DETERMINED BY A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION SPECIALIST OBTAINED SUBSEQUENT TO THE GRANTS BUT PRIOR TO THE IPO; AND
o DISCLOSE THE VALUATION ALTERNATIVE SELECTED AND ANY FURTHER REASONS MANAGEMENT CHOSE NOT TO OBTAIN A CONTEMPORANEOUS VALUATION BY AN UNRELATED VALUATION SPECIALIST.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 36 and 37 of the IPO Prospectus.

         For periods prior to July 2005, the value assigned to shares issued in private placement transactions was determined by management using a calculation primarily based on a multiple of estimated revenues after considering both the accretive effect of the target entity and the dilutive effect of shares to be issued. The value assigned to the common stock issued in acquisitions was based on the corresponding private placements and subject to direct arms-length negotiations between the Company and the respective sellers. The Company did not seek an independent valuation for purposes of determining fair value of its common stock because it believed its approach was reasonable and no such valuations were requested by any parties involved with the transactions.

         For periods after July 2005, the Company estimated the fair value of its stock price on the date of grant after weighing a variety of quantitative and qualitative factors, principally

April 2, 2007
Page 16

the status of its business development, its financial position, the composition and ability of its engineering, operations and management team, the economic climate in the marketplace, the illiquid nature of its common stock, contemporaneous and anticipated private sales of its common stock, the probability of a liquidation event such as an initial public offering or the sale of the Company, and its analysis of a peer group of comparable public company trading prices.

         The increase in the estimated offering price of $5.50 over the estimated value of the Company's common stock at September 30, 2006 of $2.46 primarily reflects the accretive effect of the proposed acquisition of Objectware and the expected internal Company growth from September 30, 2006 to the planned initial public offering date of April 2007. The Company also considered the impact the proceeds of the initial public offering would have on its working capital and its longer term cash position.

         Prior to July 2005, the value of the Company's common stock was derived from the private placements and business combinations described above was used to determine the value of equity instruments (i.e., warrants and options) issued contemporaneously. For equity instruments issued after July 2005, the methodology employed by management is described in the third paragraph under the subheading "Stock Based Compensation" on page 36 of the IPO Prospectus and in
Note 2 to the financial statements. The Company believes the methodology applied is consistent with the methodology that would have been used by an independent valuation specialist in similar circumstances.


33. WE REFERENCE YOUR DISCLOSURES WITHIN MD&A ON PAGE 31 THAT YOU ENGAGED AN INVESTMENT BANKING FIRM IN OCTOBER OF 2005 TO PROVIDE STRATEGIC GROWTH AND FINANCING ADVICE REGARDING THE POTENTIAL VALUATION OF THE COMPANY AND ITS COMMON STOCK. IF ANY PORTION OR OPINION OF AN EXPERT OR COUNSEL IS QUOTED OR SUMMARIZED IN A REGISTRATION STATEMENT, THE NAME AND WRITTEN CONSENT OF THE EXPERT SHOULD BE FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT AND SHALL EXPRESSLY STATE THAT THE EXPERT OR COUNSEL CONSENTS TO SUCH QUOTATIONS OR SUMMARIZATION. WE REFER YOU TO RULE 436(A) UNDER THE SECURITIES ACT. PLEASE REVISE TO INCLUDE THE EXPERT'S NAME AND CONSENT.

         Response
         --------

         The Company advises the Staff that it engaged Joseph Gunnar & Co., LLC, an independent investment bank and an NASD member in good standing ("JGUN"), in an advisory capacity in October 2005. JGUN has been principally involved in determining the estimated offering price of the Company's common stock in the proposed initial public offering in the normal course of the investment banking relationship; however, JGUN had no role in determining the valuation of the Company or its common stock at any other time or under any other circumstances. Accordingly, the Company respectfully submits that it believes that no reference to JGUN as an expert is required or appropriate. Nevertheless, to avoid any potential confusion in the IPO Prospectus, the Company has revised the above-referenced disclosures to remove such language. Please see pages 79 and F-41 of the IPO Prospectus.

April 2, 2007
Page 17

RESULTS OF OPERATIONS, PAGES 31-34
----------------------------------

REVENUE, COST OF REVENUE AND GROSS PROFIT, PAGE 32
--------------------------------------------------

34. IN YOUR DISCUSSIONS OF THE RESULTS OF OPERATIONS, YOU SOMETIMES REFER TO TWO OR MORE SOURCES AS COMPONENTS THAT CONTRIBUTED TO A MATERIAL CHANGE. FOR EXAMPLE, ON PAGE 32 YOU ATTRIBUTE THE GROWTH IN REVENUE PRIMARILY TO ENGAGEMENTS WITH NEW CUSTOMERS AND NEW WORK WITH EXISTING CUSTOMERS. IN ADDITION, WE WOULD EXPECT FURTHER EXPLANATION AND QUANTIFICATION OF THE IMPACT ON YOUR OPERATIONS AND FINANCIAL POSITION CAUSED BY YOUR ACQUISITIONS WHICH YOU INDICATE HAVE BEEN AN IMPORTANT FACTOR IN YOUR GROWTH. REVISE TO DISCLOSE THROUGHOUT MD&A THE AMOUNT OF THE CHANGE THAT WAS CONTRIBUTED BY EACH OF THE FACTORS OR EVENTS THAT YOU IDENTIFY, INCLUDING ANY OFFSETTING FACTORS. SEE SECTION III.D OF SEC RELEASE 33-6835.

         Response
         --------

         The above-referenced disclosures in Management's Discussion and Analysis have been revised to address the Staff's comment. Please see revised pages 37 to 42 of the IPO Prospectus.


35. IN YOUR DISCUSSION OF THE COST OF REVENUES FOR THE PERIODS PRESENTED, TELL US WHAT CONSIDERATION YOU HAVE GIVEN TO SEPARATELY DISCUSSING COST OF SALES FOR WEB SERVICES, MANAGED SERVICES AND SUBSCRIPTIONS SO THAT YOUR MD&A PRESENTATION CONFORMS WITH YOUR PRESENTATION WITHIN THE STATEMENT OF OPERATIONS. SEE ITEM 303(B)(1) OF REGULATION S-B.

         Response
         --------

         The above-referenced disclosures in Management's Discussion and Analysis have been revised to address the Staff's comment. Please see revised pages 39 and 41 of the IPO Prospectus.


SALES AND MARKETING EXPENSES, PAGES 32-34
-----------------------------------------

36. IN YOUR DISCUSSION OF THE SALES AND MARKETING EXPENSES FOR THE PERIODS PRESENTED, TELL US WHAT CONSIDERATION YOU HAVE GIVEN TO DISCLOSING THE NUMBER OF ADDITIONAL PERSONNEL ACQUIRED IN CONJUNCTION WITH BOTH THE IAPPS AND NEW TILT ACQUISITIONS SO AS TO GIVE THE READER A BETTER UNDERSTANDING OF THE IMPACT OF THE ACQUISITIONS ON YOUR OPERATING EXPENSES WHEN COMPARING THE 2004 TO 2005 OPERATING PERIOD AND THE 2005 TO 2006 OPERATING PERIOD.

April 2, 2007
Page 18

         Response
         --------

         The above-referenced disclosures in Management's Discussion and Analysis have been revised to address the Staff's comment. Please see revised pages 39 and 42 of the IPO Prospectus.


LIQUIDITY AND CAPITAL RESOURCES
-------------------------------

INVESTING ACTIVITIES, PAGE 35
-----------------------------

37. WE NOTE THAT THE AMOUNTS INCLUDED IN THE AUDITED STATEMENT OF CASH FLOWS ON PAGE F-12, SPECIFICALLY, THE TOTAL OF "CASH USED IN OPERATING ACTIVITIES" AND THE TOTAL OF "CASH USED IN INVESTING ACTIVITIES" FOR THE PERIOD ENDED SEPTEMBER 30, 2006 DO NOT AGREE TO THE SAME INFORMATION AND AMOUNTS DISCLOSED ON PAGE 35. PLEASE REVISE TO CORRECT OR EXPLAIN THE DIFFERENCES.

         Response
         --------

         The amount disclosed on the page 35 as referenced above was an error. The Company has revised and corrected its disclosure. Please see revised page 44 of the IPO Prospectus


LIQUIDITY AND CAPITAL RESOURCES, PAGE 35
----------------------------------------

INVESTING ACTIVITIES
--------------------

38. YOU INDICATE YOU EXPECT TO INCUR MORE COSTS FOR FUTURE ACQUISITIONS AND CAPITAL EXPENDITURES AS WELL AS CONTINGENT EARN-OUT PAYMENTS. REVISE YOUR LIQUIDITY DISCUSSION TO ADDRESS ANY REASONABLY LIKELY IMPACT OF THIS EXPECTATION ON SHORT OR LONG-TERM LIQUIDITY. SEE ITEM 303 (B)(1)(I) OF REGULATION S-B.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 44 of the IPO Prospectus.


39. WITHIN MD&A, ON PAGE 36, PLEASE DESCRIBE IN GREATER DETAIL THE NATURE AND FINANCIAL STATEMENT IMPACT OF THE MATERIAL WEAKNESS YOU IDENTIFIED IN YOUR RISK FACTOR DISCLOSURE ON PAGE 13. ADDRESS, WHEN THE MATERIAL WEAKNESS WAS IDENTIFIED, BY WHOM IT WAS IDENTIFIED AND WHEN THE MATERIAL WEAKNESS BEGAN. AS PART OF YOUR DISCLOSURES ADDRESS THE SPECIFIC STEPS YOU HAVE TAKEN TO DATE (OR PLAN TO TAKE) AND PROCEDURES YOU HAVE IMPLEMENTED (OR PLAN TO IMPLEMENT) TO CORRECT THE MATERIAL WEAKNESS. INDICATE WHEN EACH CORRECTIVE ACTION WAS COMPLETED OR IS EXPECTED TO BE COMPLETED. WHERE NEWLY CREATED

April 2, 2007
Page 19

COMPANY POSITIONS HAVE NOT BEEN FILLED TO ADDRESS THE WEAKNESSES INDICATE HOW OTHER PROCEDURES OR PRACTICES ARE MITIGATING THE IMPACT OF THOSE UNFILLED POSITIONS.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages 45 and 46 of the IPO Prospectus.


BUSINESS

40. SUPPLEMENTALLY PROVIDE US WITH MARKED COPIES OF THE DATA YOU CITE THAT YOU ATTRIBUTE TO HARTE-HANKS, INTERNATIONAL DATA CORPORATION, AND FORRESTER RESEARCH. TO EXPEDITE OUR REVIEW, CLEARLY MARK THE SOURCES TO HIGHLIGHT THE APPLICABLE PORTIONS OR SECTIONS CONTAINING THE STATISTICS AND CROSS-REFERENCE THEM TO THE APPROPRIATE LOCATION IN YOUR PROSPECTUS. TELL US WHETHER THE REPORTS YOU CITE ARE GENERALLY AVAILABLE TO THE PUBLIC AT NOMINAL OR NO PAYMENT.

         Response
         --------

         Excerpts from the reports cited, each marked and cross-referenced as requested, are attached as Exhibit D to this letter. The Company believes that the reports are generally available to the public costs ranging from approximately $750 to approximately $3,000.


41. REGARDING THE FOUR ACQUISITIONS PRIOR TO THE PENDING ACQUISITION OF OBJECTWARE, PLEASE PROVIDE A BRIEF DISCUSSION OF HOW THESE ACQUISITIONS CONTRIBUTED TO YOUR BUSINESS STRATEGY AND IMPACTED YOUR BUSINESS OPERATIONS. WE NOTE YOUR BRIEF MENTION ON PAGE 53 THAT EACH OF THE BUSINESSES WAS A WEB APPLICATION DEVELOPMENT COMPANY; HOWEVER, IT IS UNCLEAR WHAT IMPACT THESE ACQUISITIONS HAD ON THIS OR OTHER ASPECT OF YOUR BUSINESS, AS DESCRIBED UNDER PRODUCTS AND SERVICES. BRIEFLY DESCRIBE THE EXPERIENCE OF INTEGRATING THE ACQUIRED BUSINESSES INTO YOUR EXISTING OPERATIONS. NOTE THAT THIS INFORMATION SHOULD BE DISCUSSED AS WELL, AND QUANTIFIED, IN MANAGEMENT'S DISCUSSION AND ANALYSIS. PLEASE REVISE ACCORDINGLY.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages 31, 49 and 62 of the IPO Prospectus, and under the Acquisition section of MD&A.


42. WE NOTE YOUR STATEMENTS ON PAGE 48 THAT YOUR SELLING PRICES AND USABILITY OR YOUR PRODUCTS COMPARE FAVORABLY WITH THOSE OF YOUR COMPETITORS. SPECIFICALLY WE NOTE YOUR STATEMENTS THAT SOLUTIONS SIMILAR TO YOURS "COST AS MUCH AS TWO TO TEN TIMES THE COST" OR

April 2, 2007
Page 20

YOUR PRODUCT AND "TAKE TWO TO FOUR TIMES AS LONG TO
IMPLEMENT." PROVIDE US WITH SUPPORT FOR THIS CLAIM AND SIMILAR CLAIMS SUCH AS THAT YOUR COMPETITORS' PRODUCTS "ARE COMPLEX AND ARE NOT AS EASILY IMPLEMENTED BY THE CUSTOMER'S TECHNOLOGY SUPPORT ORGANIZATION" AND THAT YOUR PRODUCT OFFERS CUSTOMERS "THE BEST POSSIBLE RETURN ON INVESTMENT AMONG THE LEADING CONTENT MANAGEMENT SOLUTIONS AVAILABLE IN THE MARKETPLACE."

         Response
         --------

         The above-referenced disclosure has been revised to eliminate references to competitive pricing and competitive product features. Please see revised pages 48 to 54 of the IPO Prospectus.


43. TO THE EXTENT YOU RETAIN COMPARISONS CONCERNING THE PRICING OF YOUR PRODUCTS WITH THOSE OF YOUR COMPETITORS, PROVIDE DISCLOSURE REGARDING YOUR PRODUCT PRICING.

         Response
         --------

         The above-referenced disclosure has been revised to eliminate references to competitive pricing. Please see revised pages 48 to 54 of the IPO Prospectus.


44. PLEASE EXPAND YOUR DISCUSSION OF CUSTOMERS TO DISCUSS YOUR DEPENDENCE ON NOMURA SECURITIES FOR 22% OF YOUR REVENUES. INCLUDE A DISCUSSION OF THE MATERIAL TERMS OF ANY RELATIONSHIP BETWEEN NOMURA SECURITIES AND YOU AND/OR YOUR SUBSIDIARY, BRIDGELINE SOFTWARE, PVT. LTD.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 61 of the IPO Prospectus.


45. DISCUSS THE ESTIMATED AMOUNT SPENT DURING EACH OF THE LAST TWO FISCAL YEARS ON RESEARCH AND DEVELOPMENT ACTIVITIES AND THE EXTENT TO WHICH THE COST OF SUCH ACTIVITIES ARE BORNE DIRECTLY BY CUSTOMERS. SEE ITEM 101(B)(10).

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page 59 of the IPO Prospectus.


46. WE NOTE THAT YOU INCLUDE AS ONE OF THE BENEFITS OF MERGING WITH YOUR COMPANY "IMPROVED INTERNAL CONTROLS AND REPORTING." BECAUSE YOU HAVE IDENTIFIED MATERIAL

April 2, 2007
Page 21

WEAKNESSES IN YOUR INTERNAL CONTROL OVER FINANCIAL REPORTING, IT IS UNCLEAR WHY ACQUISITION TARGETS WOULD EXPECT THEIR INTERNAL CONTROLS AND REPORTING TO IMPROVE AS A RESULT OF MERGING WITH YOU. PLEASE EXPLAIN.

         Response
         --------

         The above-referenced disclosure has been revised to eliminate references to improved internal controls and reporting. Please see revised page 62 of the IPO Prospectus.


47. PLEASE TELL US HOW THE LIST OF CUSTOMERS FOR OBJECTWARE WAS SELECTED. WERE THEY THE SEVEN TOP REVENUE-PRODUCING CUSTOMERS DURING A PARTICULAR PERIOD OR WERE THEY SELECTED ON SOME OTHER BASIS? PLEASE ADVISE.

         Response
         --------

         The above-referenced disclosure has been revised to eliminate any references to Objectware's customer names. Please see revised page 63 of the IPO Prospectus.


48. PLEASE REVISE YOUR COMPETITION DISCUSSION ON PAGE 55 TO PROVIDE MORE SPECIFICITY REGARDING THE PRINCIPAL METHODS OF COMPETITION, FOR EXAMPLE, PRODUCT RANGE, PERFORMANCE, QUALITY, RELIABILITY, EXPERTISE, PRICE, ETC. FURTHER, TO THE EXTENT POSSIBLE, DISCUSS ANY POSITIVE OR NEGATIVE FACTORS KNOWN TO YOU PERTAINING TO YOUR COMPETITIVE POSITION WITH REGARD TO THE PRINCIPAL METHODS OF COMPETITION YOU IDENTIFY. DISCUSS WHICH COMPETITIVE FACTORS YOU BELIEVE YOUR PRODUCTS OUTPERFORM THOSE OF YOUR COMPETITORS (SUCH AS PRICING AND EASE OF USE, WHICH YOU DISCUSS IN THE BUSINESS SECTION). AS PRESENTLY DRAFTED, YOUR DISCUSSION OFFER LITTLE UNDERSTANDING OF YOUR COMPETITIVE POSITION WITHIN THE INDUSTRY.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages 65 and 66 of the IPO Prospectus.


         49. DISCLOSE THE NUMBER OF EMPLOYEES IN THE WHOLLY OWNED SUBSIDIARY OF BRIDGELINE SOFTWARE, PVT. LTD. ALSO, CONSIDER WHETHER THERE ARE ANY MATERIAL RISKS ASSOCIATED WITH YOUR SOFTWARE DEVELOPMENT CENTER HEADQUARTERED IN INDIA THAT SHOULD BE DISCUSSED.

April 2, 2007
Page 22

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page 67, and the new risk factor included on page 15, of the IPO Prospectus.


MANAGEMENT
----------

UNDERWRITING
------------

50. WE NOTE THAT YOU REFER TO THE "UNDERWRITERS" AND "LEAD UNDERWRITER" WHEN JOSEPH GUNNAR & CO., LLC IS LISTED AS THE ONLY UNDERWRITER. PLEASE ADVISE OR REVISE.

Response
--------

         As set forth in the opening paragraph of the Underwriting section of the IPO Prospectus, under the terms and subject to the conditions contained in an underwriting agreement, Joseph Gunnar & Co., LLC is acting as representative for certain underwriters, which have severally agreed to purchase certain numbers of shares of common stock offered in this offering. The term "underwriters" refers to all such underwriters, including Joseph Gunnar & Co., LLC, the lead underwriter of the underwriting syndicate.


ALTERNATE PAGES FOR SELLING SHAREHOLDER PROSPECTUS
--------------------------------------------------

COVER PAGE
----------

51. PLEASE INCLUDE THE TOTAL NUMBER OF SHARES TO BE INCLUDED IN THE RESALE REGISTRATION STATEMENT.

         Response

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised cover page of the Selling Shareholder Prospectus.

52. PLEASE ENSURE THAT YOU REFER TO THE INITIAL PUBLIC OFFERING OF 3 MILLION SHARES OF COMMON STOCK, WHICH IS EXPECTED TO BE COMPLETED PRIOR THE RESALE OF COMMON STOCK BY THE SELLING SHAREHOLDERS.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised cover page of the Selling Shareholder Prospectus.

April 2, 2007
Page 23

53. BECAUSE YOU INDICATE THAT THE RESALE OFFERING WILL NOT COMMENCE UNTIL THE EXPIRATION OF SIX MONTHS FROM THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT, IT APPEARS THE SECOND PARAGRAPH DISCUSSING THE MARKET FOR YOUR COMMON STOCK SHOULD BE REVISED TO REFLECT THE CIRCUMSTANCES THAT WOULD EXIST WHEN THE RESALE OFFERING COMMENCES.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see the revised cover page of the Selling Shareholder Prospectus.


SELLING STOCKHOLDERS, PAGE ALT-4
--------------------------------

54. PLEASE INDICATE THE DATE AS OF WHICH THE STOCKHOLDERS INFORMATION IS
PROVIDED.

         Response
         --------

         The above-referenced disclosure has been revised to address the Staff's comment. Please see revised page Alt. 79 of the Selling Shareholder Prospectus.


55. PLEASE IDENTIFY THE NATURAL PERSON OR PERSONS HAVING VOTING AND/OR INVESTMENT CONTROL OVER EACH OF THE SELLING STOCKHOLDER ENTITIES. SEE INTERPRETATION 4S OF THE REGULATION S-K PORTION OF THE MARCH 1999 SUPPLEMENT TO THE PUBLICLY AVAILABLE TELEPHONE INTERPRETATION MANUAL, AS WELL AS INTERPRETATION I.60 OF THE JULY 1997 VERSION OF THE TELEPHONE INTERPRETATION MANUAL. THIS INFORMATION CAN BE DISCLOSED IN FOOTNOTES TO THE SELLING SHAREHOLDER TABLE.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised page Alt. 80 of the Selling Shareholder Prospectus.


56. WE NOTE THAT JOSEPH GUNNAR IS LISTED AS A SELLING SHAREHOLDER AND IS A BROKER-DEALER. TELL US WHETHER ANY OF THE OTHER SELLING SHAREHOLDERS ARE BROKER-DEALERS OR AFFILIATES OF A REGISTERED BROKER-DEALER. FOR ALL BROKER-DEALERS, ADVISE US WHETHER THEIR SHARES WERE RECEIVED AS COMPENSATION FOR INVESTMENT BANKING SERVICES OR AS INVESTMENT SHARES.

April 2, 2007
Page 24

         Response
         --------

         The Company advises the Staff that Joseph Gunnar & Co., LLC is a registered broker-dealer. The shares held by Joseph Gunnar & Co. were received as compensation for investment banking services.

         The Company further advises the Staff that, to its knowledge, the following selling shareholders are affiliated with a registered broker-dealer:

         o    Christopher P. Baker, affiliated with C.P. Baker Securities, Inc.

         o    Robert A. McLemore, affiliated with Winslow, Evans & Croker

         o Joseph A. Alagna, Joseph Duarte, Michael Mondiello, Bradford Pine, Anthony Sica, Stephan A. Stein, Abner Zalaznick, Nicholas Lobasso and Gary Saccaro are affiliated with Joseph Gunnar & Co.


57. TO THE EXTENT ANY OF THE SELLING SHAREHOLDERS ARE AFFILIATES OF BROKER-DEALERS, DISCLOSE WHETHER THE SELLERS PURCHASED THE SHARES IN THE ORDINARY COURSE OF BUSINESS AND AT THE TIME OF THE PURCHASE OF THE SECURITIES TO BE RESOLD, THE SELLERS HAD ANY AGREEMENTS OR UNDERSTANDINGS, DIRECTLY OR INDIRECTLY, WITH ANY PERSON TO DISTRIBUTE THE SECURITIES.

         Response
         --------

         The Company advises the Staff that, to its knowledge, the selling shareholders referenced in the comment received the shares as compensation in the ordinary course of business and, to its knowledge, no such selling shareholders had any agreements or understandings, directly or indirectly, with any person to distribute such securities.


58. PLEASE INCLUDE THE SELLING SHAREHOLDER INFORMATION REQUIRED BY ITEM 507 OF REGULATION S-B. PROVIDE A DETAILED INTRODUCTORY DESCRIPTION OF THE TRANSACTION BY WHICH EACH OF THE SELLING SECURITY HOLDERS IN THE TABLE ACQUIRED THEIR SHARES AND INCLUDE A MATERIALLY COMPLETE DESCRIPTION OF THE WARRANTS.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised pages Alt. 79 and 80 of the Selling Shareholder Prospectus.


59. WE NOTE YOUR DISCUSSION REGARDING SHORT SALES. PLEASE SUPPLEMENTALLY CONFIRM THAT YOU ARE AWARE OF CORPORATION FINANCE TELEPHONE INTERP. A. 65 (JULY 1997) ON THIS ISSUE, WHICH IS PUBLICLY AVAILABLE ON OUR WEBSITE.

April 2, 2007
Page 25

         Response
         --------

         The Company confirms to the Staff that it is aware of Telephone Interp.
A. 65 (July 1997).


ACCOUNTING COMMENTS

UNAUDITED COMBINED PRO FORMA CONDENSED FINANCIAL STATEMENTS, PAGES F-3 TO F-7

60. IN THE PREPARATION OF YOUR PRO FORMA FINANCIAL STATEMENTS, WE NOTE YOU HAVE INCLUDED EXPECTED CASH PROCEEDS TO BE RECEIVED IN THE OFFERING. IN ACCORDANCE WITH RULE 170, FINANCIAL STATEMENTS WHICH GIVE EFFECT TO THE RECEIPT AND APPLICATION OF ANY PART OF THE PROCEEDS FROM THE SALE OF SECURITIES FOR CASH SHALL NOT BE USED UNLESS SUCH SECURITIES ARE TO BE OFFERED THROUGH UNDERWRITERS AND THE UNDERWRITING ARRANGEMENTS ARE SUCH THAT THE UNDERWRITERS ARE OR WILL BE COMMITTED TO TAKE AND PAY FOR ALL OF THE SECURITIES, IF ANY ARE TAKEN, PRIOR TO OR WITHIN A REASONABLE TIME AFTER THE COMMENCEMENT OF THE PUBLIC OFFERING, OR IF THE SECURITIES ARE NOT SO TAKEN TO REFUND TO ALL SUBSCRIBERS THE FULL AMOUNT OF ALL SUBSCRIPTION PAYMENTS MADE FOR THE SECURITIES. THE CAPTION OF ANY SUCH FINANCIAL STATEMENT SHALL CLEARLY SET FORTH THE ASSUMPTIONS UPON WHICH SUCH STATEMENT IS BASED. THE CAPTION SHALL BE IN TYPE AT LEAST AS LARGE AS THAT USED GENERALLY IN THE BODY OF THE STATEMENT. PLEASE REVISE TO MAKE THE REQUIRED DISCLOSURES WITHIN YOUR PRO FORMA FINANCIAL STATEMENTS.

         Response
         --------

         The above-referenced disclosures have been updated to address the Staff's comment. Please see the revised pro forma financial statements on pages F-3, F-7, F-9 and F-14 of the IPO Prospectus.


61. PLEASE UPDATE THE PRO FORMA FINANCIAL STATEMENTS PROVIDED THROUGH THE INTERIM PERIOD ENDED DECEMBER 31, 2006 AS REQUIRED UNDER ITEM 310(D) OF REGULATION S-B.

         Response
         --------

         The above-referenced disclosures have been updated to address the Staff's comment. Please see the revised pro forma financial statements on pages F-4 to F-10 of the IPO Prospectus.


62. REVISE THE INTRODUCTORY PARAGRAPH WHICH DESCRIBES THE PRELIMINARY NATURE OF THE PURCHASE ACCOUNTING ADJUSTMENTS FOR THE OBJECTWARE, INC. ACQUISITION TO ADDRESS WHEN THE COMPANY EXPECTS THE ALLOCATION TO BE FINALIZED. FURTHER, DESCRIBE ANY CONTINGENCIES WHICH MAY POTENTIALLY IMPACT THE INFORMATION BEING PRESENTED.

         Response
         --------

April 2, 2007
Page 26

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised pro forma financial statements on pages F-4 to F-10 of the IPO Prospectus.


UNAUDITED COMBINED PRO FORMA CONDENSED BALANCE SHEET, PAGE F-4
--------------------------------------------------------------

63. WE NOTE THE INDIVIDUAL AMOUNTS WITHIN THE "PROBABLE ACQUISITION" COLUMN IN THE AGGREGATE DO NOT EQUAL TO THE $1.856 MILLION TOTAL ASSET AMOUNT DISCLOSED. PLEASE EXPLAIN AND REVISE.

         Response
         --------

         The Company advises the Staff that the inconsistency noted was an inadvertent typographical error. The correct number at September 30, 2006 should have been $1.895 million. The Company also advises the Staff that the Unaudited Combined Pro Forma Condensed Balance Sheet as of September 30, 2006 has been superseded by the Unaudited Combined Pro Forma Condensed Balance Sheet as of December 31, 2006 in the IPO Prospectus.


NOTES TO THE UNAUDITED COMBINED PRO FORMA CONDENSED BALANCE SHEET, PAGE F-5
---------------------------------------------------------------------------

64. REVISE THE PRESENTATION TO PRESENT A SEPARATE COLUMN FOR THE ADJUSTMENTS RELATED TO THE PROCEEDS FROM THE OFFERING. THE CURRENT PRESENTATION NETTING AMOUNTS AND ADJUSTMENTS FROM THE ACQUISITION AND THE OFFERING AND USE OF PROCEEDS DOES NOT CLEARLY CONVEY TO A READER THE SEPARATE EFFECTS OF EACH OF THE OFFERING AND OBJECTWARE, INC. ACQUISITION. SEE RULE 11.02(4) OF REGULATION S-X.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised pro forma financial statements on pages F-4, F-8 and F-11 of the IPO Prospectus.


65. REVISE TO INCLUDE A PRO FORMA NOTE WHICH GIVES EFFECT TO THE PROPOSED BUSINESS COMBINATION WITH OBJECTWARE, INC. BY DISCLOSING THE ALLOCATION OF THE PURCHASE PRICE ADJUSTING THE ASSETS AND LIABILITIES TO FAIR VALUE AND RECOGNITION OF INTANGIBLES AND IDENTIFYING THE RELATED USEFUL LIVES AND AMORTIZATION METHODS RELATED TO THE INTANGIBLES. FURTHER, PRO FORMA NOTE 3(A), NOTE TO THE PRO FORMA STATEMENT OF OPERATIONS SHOULD SHOW HOW THE CHANGES IN DEPRECIATION AND AMORTIZATION WERE DETERMINED. PROVIDE IN THE NOTE A SCHEDULE SHOWING THE CALCULATION OF THE ANTICIPATED PURCHASE PRICE INCLUDING NON-CASH CONSIDERATION.

April 2, 2007
Page 27

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised pro forma financial statement footnote on page F-5 of the IPO Prospectus.


66. EXPLAIN TO US THE AUTHORITATIVE ACCOUNTING BASIS, AND PROVIDE THE SUPPORTING COMPUTATION FOR THE DEFERRED REVENUE ADJUSTMENTS OF $60 IN NOTE 2(G) AND $312 IN
NOTE 2(H).

         Response
         --------

         The Company advises the Staff that the $60 and $312 represent the current and long-term component of revenue from services provided to a certain customer, which revenue is being deferred as a result of extended payment terms of approximately 4 years that were granted to that customer in 2005 and 2006. There are no services remaining to be delivered in connection with the revenue deferred. Accordingly, such deferred revenue of Objectware does not represent a legal performance obligation of the Company (as acquirer). The Company therefore respectfully submits that such deferred revenue should not be recognized as a liability consistent with paragraph 5 of EITF 01-3, "Accounting in a Business Combination for Deferred Revenue of an Acquiree". The Company has revised Note 2(e) and (f) to the Unaudited Combined Pro Forma Condensed Balance Sheet at December 31, 2006. Please see page F-6 of the IPO Prospectus.


67. EXPLAIN THE AUTHORITATIVE ACCOUNTING BASIS FOR THE COST AMORTIZATION AMOUNTS ADJUSTED THROUGH ACCUMULATED EARNINGS RESULTING FROM ADJUSTMENTS IN NOTES 2(C) AND (G).

         Response
         --------

         The Company respectfully presumes that the Staff's comment refers to Notes 2(c) and (f), which have been re-sequenced to Notes 3(k) and (l). The Company has revised those notes to clarify the Company's accounting. Please see pages F-6 and F-7 of the IPO Prospectus. Because the pro forma presentation assumes the repayment of the Senior Notes prior to their contractual maturity, any unamortized deferred financing fees and or debt discount would be charged to earnings at that time. The Company respectfully submits that this treatment is consistent with APB 26, "Early Extinguishment of Debt".


UNAUDITED COMBINED PRO FORMA STATEMENT OF OPERATIONS, PAGE F-6
--------------------------------------------------------------

68. WE NOTE THE INDIVIDUAL REVENUE AMOUNTS IDENTIFIED IN THE "PROBABLE ACQUISITION" COLUMN DO NOT AGREE TO THE AUDITED FINANCIAL STATEMENTS FOR OBJECTWARE AS DISCLOSED ON PAGE F-41.

         Response
         --------

April 2, 2007
Page 28

         The Company advises the Staff that the inconsistency noted was the result of an inadvertent typographical error, which has now been corrected. Please see pages F-8 and F-11 of the IPO Prospectus. The Company further advises the Staff that it has not separately categorized reimbursable expenses in the Unaudited Combined Pro Forma Condensed Statement of Operations because the amounts are insignificant.


NOTES TO THE UNAUDITED COMBINED PRO FORMA STATEMENT OF OPERATIONS, PAGE F-7
---------------------------------------------------------------------------

69. WITHIN PRO FORMA NOTE 1 YOU INDICATE THAT THE "CONSUMMATED ACQUISITION" INFORMATION PRESENTED FOR NEW TILT IS REFLECTIVE OF THE OPERATING RESULTS FOR THE PERIOD BEGINNING OCTOBER 1, 2005 THROUGH DECEMBER 31, 2005, AS DERIVED FROM THE AUDITED FINANCIAL STATEMENTS FOR THE PERIOD ENDED DECEMBER 31, 2005, WITH THESE RESULTS COMBINED WITH THE AUDITED RESULTS OF OPERATIONS FROM JANUARY 1, 2006 THROUGH THE DATE OF ACQUISITION. AFTER REVIEWING THE AUDITED FINANCIAL STATEMENTS INCLUDED IN THE REGISTRATION STATEMENT FOR NEW TILT (I.E. BEGINNING ON PAGE F-55), TELL US HOW YOU WERE ABLE TO DERIVE THE OPERATING RESULTS FOR THE PERIOD BEGINNING OCTOBER 1, 2005 THROUGH THE DECEMBER 31, 2005 TIMEFRAME FROM THE AUDITED FINANCIAL STATEMENTS PRESENTED FOR THE FISCAL PERIOD ENDED DECEMBER 31, 2005.

         Response

         The Company advises the Staff that it has determined that the above-referenced disclosures require clarification to accurately reflect the process by which the Company derived the operating results for the period in question. The Company acquired New Tilt on April 24, 2006 and the pro forma amounts represent the historical pre-acquisition operating results of New Tilt for the period October 1, 2005 to December 31, 2005, which were derived from the accounting records of New Tilt for the period of October 1, 2005 to December 31, 2005. These results have been combined with New Tilt's audited results of operations from January 1, 2006 through the date of acquisition to provide the pro forma results. The disclosure has been updated on page F-12 of the IPO Prospectus.


70. REVISE TO INCLUDE A PRO FORMA NOTE WHICH DETAILS THE NEW TILT PURCHASE PRICE ALLOCATION RECORDED. THE ALLOCATION OF THE PURCHASE PRICE WOULD IDENTIFY HOW THE ASSETS AND LIABILITIES WERE ADJUSTED TO FAIR VALUE AND WOULD IDENTIFY THE INTANGIBLES RECORDED. YOU SHOULD ALSO DISCLOSE THE RELATED USEFUL LIVES OF THESE INTANGIBLES. FURTHER, PRO FORMA NOTE 3(A)(I) SHOULD SHOW HOW THE CHANGES IN DEPRECIATION AND AMORTIZATION WERE DETERMINED AS IT RELATES TO NEW TILT. THIS INFORMATION WOULD ENABLE THE READER TO MORE FULLY UNDERSTAND THE PRO FORMA ADJUSTMENTS BEING MADE AS THEY RELATE TO NEW TILT.

April 2, 2007
Page 29

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised page F-12 of the IPO Prospectus.


71. PROVIDE ANALYSIS OF EACH OF THE PRO FORMA ADJUSTMENTS IN NOTE 3 WHICH ADDRESS THE DIFFERENCES IN ACCOUNTING POLICIES AND RECLASSIFICATIONS BETWEEN NEW TILT, OBJECTWARE, INC. AND THE COMPANY AND HOW YOU ARE ACCOUNTING FOR THESE DIFFERENCES. EXPLAIN THE AUTHORITATIVE BASIS FOR THE ACCOUNTING AND RECLASSIFICATION DIFFERENCES AND WHETHER THEY REPRESENT APPROPRIATE ACCOUNTING TREATMENTS OF THE ACQUIRED COMPANIES OR ARE CORRECTION OF ERRORS OF THE ACQUIRED COMPANIES.

         Response
         --------

         The Company advises the Staff that, in accordance with SFAS 123R, New Tilt recognized stock based compensation of $19,000. The Company accounts for stock based compensation in accordance with APB 25 and the disclosure only provisions of SFAS 123. Had New Tilt accounted for such costs in accordance with ABP 25, it would have recognized stock based compensation of $0 because there was no intrinsic value associated with any options issued.

         With regard to Note 3(a)(iii), we further advise the Staff that, in accordance with Objectware's accounting policy, cost of sales consists of direct labor and contract labor. The Company's cost of sales includes direct labor, contract labor and associated overhead costs. The Company intends to conform Objectware's accounting policy to the Company's upon closing of the acquisition.

         The Company believes that the usefulness of the pro forma financial statements is enhanced by the adjustments noted above.


72. REVISE NOTE 3(A)(III) TO EXPLAIN WHICH COMPANY EXPENSES ARE BEING RECLASSIFIED AND WHY. EXPLAIN THE AUTHORITATIVE BASIS FOR THE ACCOUNTING AND RECLASSIFICATION DIFFERENCES AND WHETHER THEY REPRESENT APPROPRIATE ACCOUNTING TREATMENTS OF THE ACQUIRED COMPANIES OR ARE CORRECTION OF ERRORS OF THE ACQUIRED COMPANIES.

         Response
         --------

         The Company respectfully requests the Staff to please refer to its response to comment 71 above regarding the allocation of overhead.


73. NOTE 3(B) ADJUSTMENTS DO NOT LINE UP WITH THE DESCRIPTIONS. PLEASE REVISE.

April 2, 2007
Page 30

         Response
         --------

         The above-referenced adjustments have been revised to correct the formatting. Please see pages F-6, F-7, F-9, F-13 and F-14 of the IPO Prospectus.


74. NOTES 3(B)(I) AND (V) REFLECTING A DECREASE IN SALARY FOR AN EXPECTED CONTRACTUAL RATE AFTER THE ACQUISITION AND DECREASE IN AUDIT FEES IS APPROPRIATE ONLY IF THE DECREASES WERE NEGOTIATED AS PART OF THE ACQUISITION, DIRECTLY ATTRIBUTABLE TO THE ACQUISITION, FACTUALLY SUPPORTABLE AND EXPECTED TO HAVE A CONTINUING IMPACT. PLEASE REMOVE THE ADJUSTMENTS OR TELL US WHY THEY ARE APPROPRIATE. SEE RULE 11-02(B)(6) OF REGULATION S-X.

         Response
         --------

         The Company advises the Staff that for the fiscal year ended September 30, 2006, the owner of Objectware received compensation of $457,692. In accordance with the merger agreement, the owner will execute a negotiated employment agreement with a contractual annual compensation, including salary and bonus, aggregating to a maximum of $250,000.

         The Company further advises the Staff that the audit fees recorded in the year ended September 30, 2006 include costs associated with stand-alone audits of New Tilt and Objectware. The costs of the stand-alone audits were approximately $95,000 and $145,000 for New Tilt and Objectware, respectively. The pro forma adjustment reflects the fact that such stand alone audits will not be required in subsequent periods.


75. REVISE PRO FORMA NOTE 5 TO ADDRESS WHY THE DILUTED NUMBER OF WEIGHTED AVERAGE SHARES IS DIFFERENT FROM THE BASIC NUMBER OF WEIGHTED AVERAGE SHARES. PROVIDE US WITH THE COMPUTATIONS SUPPORTING THE PRO FORMA COMBINED PER SHARE AMOUNTS.

         Response
         --------

         The Company advises the Staff that it has revised the footnote disclosure to fully explain the diluted effect of stock option and warrants under the treasury stock method. Please see revised page F-14 of the IPO Prospectus. The summary computation of the fully diluted shares outstanding are as follows:

April 2, 2007
Page 31

                                                        Pro Forma
                                                    September 30, 2006
                                                    ------------------

         Basic shares outstanding                        8,039,409

         Dilutive effect of:

         Options                                           432,432
         Warrants                                          166,546
                                                         ---------
         Fully diluted shares                            8,638,387
                                                         =========


FINANCIAL STATEMENTS - BRIDGELINE SOFTWARE, INC.
------------------------------------------------

GENERAL
-------

76. PLEASE INCLUDE UPDATED INTERIM PERIOD FINANCIAL INFORMATION FOR THE MOST RECENT QUARTERLY PERIOD ENDED DECEMBER 31, 2006 AS REQUIRED BY ITEM 310(G) OF REGULATION S-B.

         Response
         --------

         The above-referenced interim period financial information has been provided to address the Staff's comment. Please see revised pages F-16 to F-19 of the IPO Prospectus.


NOTES TO THE FINANCIAL STATEMENTS
---------------------------------

NOTE 1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION, OPERATING MATTERS AND
--------------------------------------------------------------------------------
GOING CONCERN, PAGE F-13
------------------------

77. REVISE TO DISCLOSE THE FINANCIAL DIFFICULTIES THAT HAVE GIVEN RISE TO THE UNCERTAINTY OF THE COMPANY AS A GOING CONCERN. DISCUSSION OF A VIABLE PLAN THAT HAS THE CAPABILITY OF REMOVING THE THREAT TO THE CONTINUATION OF THE BUSINESS SHOULD BE INCLUDED IN YOUR REVISED DISCLOSURES. DISCLOSE YOUR VIEW THAT THE PLAN SHOULD ENABLE THE COMPANY TO REMAIN VIABLE FOR AT LEAST THE 12 MONTHS FOLLOWING THE DATE OF THE FINANCIAL STATEMENTS BEING REPORTED ON. REVISED DISCLOSURE IN
NOTE 1 AND MANAGEMENT'S DISCUSSION AND ANALYSIS SHOULD ADDRESS ALL THE RELEVANT DISCLOSURE REQUIREMENTS NOTED IN THE CODIFIED FINANCIAL REPORTING RELEASE
607.02. "UNCERTAINTY ABOUT AN ENTITY'S CONTINUED EXISTENCE."

April 2, 2007
Page 32

         Response

         The above-referenced disclosures have been revised to address the Staff's comment. Please see revised pages F-20 to F-21 of the IPO Prospectus.


NOTE 2 REVENUE RECOGNITION, PAGE F-14
-------------------------------------

78. FROM YOUR DESCRIPTION OF REVENUE ELEMENTS INCLUDED IN YOUR STATEMENT OF OPERATIONS WE NOTE THAT PERPETUAL SOFTWARE LICENSES ARE INCLUDED IN BOTH WEB SERVICES AND SOFTWARE LICENSES AND SUBSCRIPTIONS. WE ALSO NOTE YOU BELIEVE VSOE AND "THIRD PARTY EVIDENCE OF FAIR VALUE" ARE INTERCHANGEABLE ACCOUNTING MODELS BUT IT IS NOT CLEAR WHETHER YOU ARE DISCUSSING FAIR VALUE DETERMINATION FOR MULTIPLE-ELEMENT ARRANGEMENTS UNDER EITF 00-21, SAB 104 OR SOP 97-2. YOU ALSO DISCLOSE THE USE OF THE RESIDUAL METHOD BUT IT IS NOT CLEAR AGAIN WHETHER YOU ARE APPLYING THAT METHOD UNDER SAB 104, EITF 00-21 OR SOP 97-2. YOUR HEAD NOTE, "REVENUE RECOGNITION," DISCLOSES VARIOUS REVENUE RECOGNITION MODELS USED FOR YOUR PRODUCTS AND SERVICES HOWEVER THESE MODELS ARE NOT CLEARLY ASSOCIATED WITH THE CAPTION DESCRIPTIONS OF "WEB SERVICES," "MANAGED SERVICES," "SOFTWARE LICENSES AND SUBSCRIPTIONS" AND "MULTIPLE-ELEMENT ARRANGEMENTS" AND ELEMENTS INCLUDED IN THOSE CAPTIONS. IN ADDITION TO THE SPECIFIC COMMENTS THAT FOLLOW, PLEASE PROVIDE THE STAFF WITH A TABULAR ANALYSIS OF EACH OF YOUR PRODUCT AND SERVICE OFFERINGS WHEN SOLD SEPARATELY AND IN BUNDLED ARRANGEMENTS. THE ANALYSIS SHOULD EXPLAIN THE RELEVANT ACCOUNTING LITERATURE FOLLOWED, THE BASIS FOR CLASSIFICATION IN YOUR STATEMENT OF OPERATIONS AND INDICATE THE POINT IN TIME THAT REVENUE IS RECOGNIZED AND THE BASIS FOR ANY REVENUE DEFERRAL.

         Response
         --------

         The Company respectfully submits that it does not believe that VSOE of fair value and third party evidence of fair value are interchangeable; rather, when accounting for multiple element arrangements under EITF 00-21, if the higher standard of VSOE of fair value is not attainable, the Company applies the fair value standard as allowed by EITF 00-21. The Company has revised the disclosures in Note 2 to the financial statements to clarify this point. Please see revised page F-23 of the IPO Prospectus.

         With respect to the use of the residual method, the Company respectfully submits that such method is only used in multiple element arrangements under the guidance of EITF 00-21, whereby VSOE of fair value or if VSOE of fair value is not readily attainable, third party evidence of fair value of the undelivered element is attained and the value ascribed to the delivered element (generally the Web Services) is recognized in accordance with the residual method resulting from the difference between the total consideration in the arrangement less the VSOE or third party evidence of fair value of the undelivered elements.

April 2, 2007
Page 33


         The Company invoices customers in accordance with negotiated terms. In instances in which the Company invoices in advance of delivering the applicable services pursuant to an arrangement (i.e., hosting and subscription arrangements or progress billings on Web Services arrangements), it accounts for such billings as deferred revenue. The Company only recognizes revenue when services have been delivered and where applicable, accepted, and the earning process is complete in accordance with its revenue recognition policies described in Note 2 to the financial statements.

         Attached as Exhibit E to this letter is a tabular analysis of the Company's products and services when sold separately and in bundled arrangements.


79. INCLUDE IN YOUR ANALYSIS HOW YOU HAVE YOU HAVE ESTABLISHED VSOE FOR EACH OF THE ELEMENTS INCLUDED IN MULTI-ELEMENT ARRANGEMENTS. IF YOU USE CONTRACT ACCOUNTING FOR SOFTWARE ARRANGEMENTS ADDRESS THE CRITERIA IN PARAGRAPHS 70 AND 71 OF SOP 97-2 TO SUPPORT USE OF CONTRACT ACCOUNTING FOR ARRANGEMENTS THAT REQUIRE SIGNIFICANT PRODUCTION, MODIFICATION AND CUSTOMIZATION OF SOFTWARE.

         Response
         --------

         In accordance with EITF 00-21 the Company believes the burden is to establish third party evidence of fair value where VSOE of fair value is not attainable. In the Company's multiple element arrangements, the undelivered elements are generally the Company's Orgitecture subscriptions, hosting arrangements and Managed Services. The Company establishes third party evidence of fair value for these undelivered elements using standard price lists which are not discounted for any customer. The standard price lists provide a narrow range of pricing within the categories (i.e., resource category for billable labor, bandwidth, support desk) of the services to be delivered.

         When a multiple element arrangement includes a perpetual license product (i.e., netEditor) the revenue related to NetEditor (i.e., the delivered elements) is recognized upon achievement of all applicable criteria set forth in SOP 97-2.

         With regard to sales of its licensed products, the Company has revised its disclosure to eliminate any potential confusion since its Web Services never involve significant production, modification or customization of the licensed products. Please see pages F-22 to F-23 of the IPO Prospectus.

         Following EITF 00-21, the Company recognizes revenue from multiple elements using the residual method whereby the value ascribed to the delivered element (usually the Web Service) is equal to the total consideration less the VSOE of fair value or third party evidence of fair value of the undelivered element.

April 2, 2007
Page 34

80. FOR ANY RIGHTS OF RETURNS TO YOUR CUSTOMERS OR END USERS TELL US HOW AND DISCLOSE HOW YOUR ACCOUNTING COMPLIES WITH SFAS 48.

         Response
         --------

         The Company advises the Staff that, as is customary with industry practice, the Company does not provide a right of return for any product or services. In the rare instances in which customers raise concerns over delivered products or services, the Company attempts to remedy the concerns. All costs to date related to such instances have been insignificant and therefore the Company has established no reserve.


81. WE NOTE THAT YOU ACCOUNT FOR YOUR STAND-ALONE WEB SERVICES FIXED FEE ARRANGEMENTS UNDER A PROPORTIONAL PERFORMANCE MODEL USING AN INPUT METHOD BASED ON COSTS INCURRED IN RELATION TO TOTAL ESTIMATED COSTS AT COMPLETION. YOUR ACCOUNTING FOR THESE FIXED FEE CONTRACTS DOES NOT APPEAR TO COMPLY WITH THE GUIDANCE WITHIN SAB 104 REGARDING THE USE OF A PROPORTIONAL PERFORMANCE MODEL. AN OUTPUT-BASED APPROACH WOULD GENERALLY BE UTILIZED AS OPPOSED TO AN INPUT-BASED APPROACH WHICH UTILIZES A COST-TO-COST MODEL. WE REFERENCE THE CORPORATION FINANCE CURRENT ACCOUNTING AND DISCLOSURE ISSUES UPDATED ON NOVEMBER 30, 2006. TELL US THE AMOUNT OF REVENUES DERIVED FROM THESE FIXED FEE SERVICE ARRANGEMENTS DURING THE FISCAL AND INTERIM FINANCIAL PERIODS PRESENTED.

         Response
         --------

         The Company respectfully submits that management believes that labor costs are the appropriate measure for the proportional performance model in measuring Web Services revenue, because projects are priced based upon estimated labor hours and labor rates. Although a portion of the Company's fixed fee Web Services projects reference milestones in statements of work, such references are considered as a billing criteria and not a valid basis for revenue recognition by management. The Company's fixed fee Web Services engagements are typically of short duration (averaging approximately 160 days or less) and therefore the period of time between milestones as an output approach would principally mirror the Company's input computations under the proportional performance model. In instances in which Web service arrangements are terminated by customers prior to completion of any or all milestones, the customer is contractually obligated to pay for services up to the day of termination.

         Attached as Exhibit E to this letter is an analysis separating the revenues derived from fixed fee service arrangements between typical Web services and arrangements that reference milestones during the fiscal and interim periods presented.


82. TELL US HOW YOU DETERMINE WHAT CONSTITUTES YOUR NORMAL CUSTOMARY PAYMENT TERM. PROVIDE AN ANALYSIS THAT SUPPORTS YOUR CONCLUSION. INDICATE IF YOUR PAYMENT TERMS VARY BY

April 2, 2007
Page 35

CUSTOMER TYPE, ARRANGEMENT SIZE, AND PRODUCT MIX. IF SO, TELL US HOW YOU EVALUATED THOSE FACTORS IN DETERMINING YOUR NORMAL CUSTOMARY PAYMENT TERMS. DISCLOSE THE TYPICAL PAYMENT TERMS OF YOUR ARRANGEMENTS, THE AMOUNT OF ANY DOWN PAYMENT, ANY REFUND PROVISIONS OR WHETHER ANY PAYMENTS ARE SUBJECT TO SPECIFIC MILESTONES OR CUSTOMER ACCEPTANCE PROVISIONS.

         Response
         --------

         The Company advises the Staff that it has revised its revenue recognition policy disclosure to include its customer payment terms. Please see page F-23 of the IPO Prospectus. The Company believes that these policies are consistent with industry practices. For hosting and subscriptions, invoices are issued monthly and are due upon invoice receipt. For Web Services, its standard payment terms are "due upon receipt" or "net 30 days", which are individually negotiated with customers. In all instances, the Company does not offer payment terms beyond 45 days from invoice date. For new Web Service projects, the Company typically invoices a project deposit of between 20% and 33% of total contract value, which deposit is due upon receipt. The deposit is recorded as deferred revenue and revenue is recognized as the services are performed, which is generally within 30 to 45 days. Thereafter, the Company invoices in accordance with negotiated terms in the individual statements of work which are billable monthly unless the contract specifies otherwise. In either instance, payment terms are negotiated and typically carry "net 30 day" payment terms. For Web Services projects, some contracts provide for customer acceptance and in those instances where customer acceptances apply, the time between delivery and acceptance is no more than 15 days, however the acceptance period does not extend the payment terms beyond the contractually established terms (E.G., 30 to 45 days). In no instance does the Company extend any payment terms during the acceptance period as terms remain due from invoice date. The Company's arrangements do not offer any refunds for services or products and no specific reserve therefor is maintained.


83. WE NOTE THAT YOU WEB SERVICES "TYPICALLY" DO NOT INVOLVE SIGNIFICANT PRODUCTION, MODIFICATION OR CUSTOMIZATION OF YOUR LICENSED SOFTWARE PRODUCTS. TELL US HOW YOU ACCOUNT FOR THESE MULTIPLE ELEMENT ARRANGEMENTS WHEN YOUR WEB SERVICES DO INVOLVE SIGNIFICANT PRODUCTION, MODIFICATION OR CUSTOMIZATION OF YOUR LICENSED SOFTWARE PRODUCTS. FURTHER, WHEN YOUR WEB SERVICES ARE DISCOUNTED FROM THE PRICE LIST, TELL US WHETHER THE DISCOUNTS ARE OTHER THAN SIGNIFICANT AND EXPLAIN THE SPECIFIC TERMS OF THESE DISCOUNTS. PLEASE TELL US HOW YOU HAVE CONSIDERED THE GUIDANCE WITHIN THE AICPA REVENUE RECOGNITION TECHNICAL QUESTIONS AND ANSWERS - REVENUE SECTIONS 5100.50 AND 5100.51 AND THE IMPACT OF THIS GUIDANCE IN ACCOUNTING FOR YOUR ARRANGEMENTS.

         Response
         --------

         The Company's Web Services never involve significant production, modification or customization of its netEditor or Orgitecture licensed products. Neither netEditor nor Orgitecture software projects are critical to the functionality of any of its service deliverables. Accordingly,

April 2, 2007
Page 36

the above-referenced disclosures have been revised to eliminate any potential confusion. Please see page F-23 of the IPO Prospectus.

         With regard to discounts, the Company advises the Staff that it negotiates pricing with customers from a pricing template that provides a narrow range of pricing by tasks that comprise the engagement. The range of negotiated pricing between the high and low end is not significant and the Company does not believe the range in pricing constitutes a discount under the normal business definition of that term in the industry

         Accordingly, based on its business model, its accounting policies and its pricing policies, the Company respectfully submits that it does not believe the guidance within AICPA Revenue Recognition Technical Questions and Answers - Revenue Sections 5100.50 and 5100.51 applies.


84. WE NOTE YOUR REFERENCE WITHIN YOUR DISCUSSION OF "MANAGED SERVICES" THAT YOU CONSIDER THE FEES FOR THE MONTHLY HOSTING SERVICES TO BE AKIN TO AN OPERATING LEASE ARRANGEMENT PURSUANT TO EITF 01-8. TELL US WHY YOU CONSIDER EITF 01-8 TO BE THE APPROPRIATE ACCOUNTING LITERATURE TO BE CONSIDERED WHEN DETERMINING HOW TO ACCOUNT FOR YOUR MONTHLY WEB HOSTING SERVICES PROVIDED. TELL US HOW THESE SERVICES ARE CONSIDERED IN DETERMINING YOUR DELIVERABLES WITHIN YOUR MANAGED SERVICES ELEMENT UNDER EITF 00-21.

         Response
         --------

         The Company advises the Staff that in its multiple element arrangements that include hosting, the hosting is the undelivered element. Further, since the Company is unable to attain VSOE for the undelivered element, it relies on the standard in EITF 00-21 to ascertain third party evidence of fair value, as the Company's pricing for such hosting services is in accordance with standard price lists, and such prices are not discounted. The Company's hosting arrangements are typically short-term in nature and include a clause for termination by either party for convenience upon 30 days' notice. Accordingly, the Company recognizes revenue on hosting arrangements on a monthly basis over the period to which the service is delivered.

         The Company respectfully acknowledges the Staff's comment and concurs that the reference to EITF 01-8 with regard to its accounting for hosting arrangements is not directly pertinent to the disclosure. The Company has therefore revised its accounting policy disclosure accordingly. Please see page F-22 of the IPO Prospectus.


GOODWILL, PAGE F-18
-------------------

85. TELL US HOW ANY CASH PROJECTIONS USED IN DETERMINING YOUR GOING-CONCERN STATUS OR FAIR VALUE DETERMINATIONS RELATED TO YOUR STOCK-BASED COMPENSATION ARRANGEMENTS IMPACTED YOUR DISCOUNTED CASH FLOW PROJECTIONS IN EVALUATING GOODWILL IMPAIRMENT.

April 2, 2007
Page 37

         Response
         --------

         The Company advises the Staff that the Company has determined the fair value of its common stock and has evaluated the potential impairment of goodwill after considering a number of factors, one of which is cash flow projections. The Company's evaluation of its ability to continue as a going concern also considered similar cash flow projections. However, the principal contributing factor to the determination of substantial doubt as to the Company's ability to continue as a going concern was the impending maturity of the Senior Notes Payable and the lack of certainty that such notes could be repaid, refinanced or extended. The Company's cash flow analyses for such are the same as those utilized in its fair value computations and indicate that, in the absence of the impending debt maturity, the Company could continue as a going concern through the period ending September 30, 2007 and that there would be no impairment of goodwill.


NOTE 2. INCOME TAXES, PAGE F-22
-------------------------------

86. TELL US AND DISCLOSE, IF MATERIAL, THE REASONABLY LIKELY IMPACT ON YOUR LIQUIDITY OF THE INDIAN SUBSIDIARY'S PERMANENT INVESTMENT OF UNDISTRIBUTED EARNINGS.

         Response
         --------

         The Company advises the Staff that the gross amount of the estimated taxes on the undistributed earnings of its Indian subsidiary would be approximately $63,000 and $6,000 for the years ending September 30, 2006 and 2005, respectively. However, management believes the parent company has sufficient net operating loss carry forwards ($3,919,000 at September 30, 2006) to reduce the net impact of any such taxes to zero.


NOTE 2. RECLASSIFICATION, PAGE F-22
-----------------------------------

87. PLEASE EXPLAIN THE NATURE AND AMOUNTS OF THE RECLASSIFICATIONS INCLUDED IN THE FINANCIAL STATEMENTS FOR THE FISCAL PERIOD ENDED SEPTEMBER 30, 2005 IN ORDER TO CONFORM THE SEPTEMBER 30, 2006 PRESENTATION IN THE FORM SB-2.

         Response
         --------

         The Company advises the Staff that the only conforming change from the Registration Statement filed on December 13, 2006 was a reclassification in Cost of Sales. In Amendment No. 1 to the Registration Statement filed on February 8, 2007, the Company reclassified cost of sales in the 2005 Statement of Operations to conform to the corresponding revenue categories, which is comparable to the presentation in the 2006 Statement of Operations. There were no other reclassifications.

April 2, 2007
Page 38

NOTE 3. ACQUISITIONS, PAGE F-25
-------------------------------

88. WE NOTE THE UNAUDITED PRO FORMA INFORMATION PRESENTED ON PAGE F-25 REFLECTING THE OPERATING RESULTS OF THE COMPANY AS THOUGH THE NEW TILT AND IAPPS ACQUISITIONS WERE COMPLETED IN THE FISCAL 2006 AND 2005 PERIODS RESPECTIVELY. WE ALSO NOTE THE PRO FORMA ADJUSTMENTS TO REDUCE DEPRECIATION AS A RESULT OF THE NEW ACCOUNTING BASIS AND THE REDUCTION IN STOCK COMPENSATION EXPENSE IN ORDER TO CONFORM TO THE COMPANY'S ACCOUNTING POLICY. CLARIFY FOR US THE NATURE OF AND REASONS FOR THESE ADJUSTMENTS. ADDRESS HOW NEW TILT'S AND IAPPS' ACCOUNTING POLICIES DIFFERED FROM THE COMPANY'S.

         Response

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised Note 3 to the financial statements, beginning on page F-32 of the IPO Prospectus.


OTHER COMMITMENTS, PAGE F-31
----------------------------

89. TELL US THE AMOUNT OF SUCCESS FEES YOU HAVE INCLUDED IN THE PURCHASE PRICE OF ACQUISITIONS AND HOW YOU ACCOUNTED FOR THE AMOUNTS. EXPLAIN HOW THE SUCCESS FEES ARE SEPARABLE FROM THE UNDERWRITER ARRANGEMENT WITH JOSEPH GUNNAR & CO. LLC AS NOTED ON PAGE F-37.

         Response
         --------

         The Company advises the Staff that in connection with its acquisition of New Tilt, the Company paid Joseph Gunnar & Co., LLC a success fee of $150,000, which amount was accounted for as a component of the purchase price of the acquisition. No success fees were paid to Gunnar in connection with its acquisition of iapps, as the acquisition pre-dated the Company's agreement with Gunnar. The success fees are subject to an October 2005 business combination services agreement which is separate from the underwriting agreement.

         As set forth in the OTHER COMMITMENTS section of the notes to the financial statements on page F-41, under the terms and provisions of the business combination services agreement with Gunnar, Gunnar is to provide the Company with certain advisory services concerning potential acquisitions and transactions. As compensation for its services, the Company is obligated to pay Gunnar, at the closing of a business combination, a success fee equal to 6% of the total value of all cash, securities or other property paid in connection with the transaction. This success fee arrangement is entirely separate and apart from the compensation arrangement contemplated under the terms of the underwriting agreement by and between the parties. Further, the success fee earned and earnable is not in any way contingent on the capital raising services contemplated by the underwriting agreement. The underwriting compensation includes, without limitation, non-accountable expense allowance, underwriters' warrants, etc. as provided in the UNDERWRITING section of the IPO Prospectus.

April 2, 2007
Page 39

NOTE 9. STOCKHOLDERS' EQUITY, PAGE F-32
---------------------------------------

90. PLEASE PROVIDE US WITH THE FOLLOWING INFORMATION IN CHRONOLOGICAL ORDER FOR STOCK OPTION GRANTS AND OTHER EQUITY RELATED TRANSACTIONS FOR THE ONE YEAR PERIOD PRECEDING THE MOST RECENT BALANCE SHEET DATE AND THROUGH THE DATE OF YOUR
RESPONSE:

o    THE NATURE AND TYPE OF STOCK OPTION OR OTHER EQUITY RELATED TRANSACTION;
o    THE DATE OF GRANT/ISSUANCE;
o    DESCRIPTION/NAME OF OPTION OR EQUITY HOLDER;
o    THE REASON FOR THE GRANT OR EQUITY RELATED ISSUANCE;
o    THE NUMBER OF OPTIONS OR EQUITY INSTRUMENTS GRANTED OR ISSUED;
o    THE EXERCISE PRICE OR CONVERSION PRICE;
o    THE FAIR VALUE OF UNDERLYING SHARES OF COMMON STOCK;
o THE TOTAL AMOUNT OF DEFERRED COMPENSATION OR VALUE ASSIGNED TO BENEFICIAL CONVERSION FEATURE RECONCILED TO YOUR FINANCIAL STATEMENT DISCLOSURES; AND
o    THE AMOUNT AND TIMING OF EXPENSE RECOGNITION.

CONTINUE TO PROVIDE US WITH UPDATES TO THE REQUESTED INFORMATION FOR ALL EQUITY RELATED TRANSACTIONS SUBSEQUENT TO THIS REQUEST THROUGH THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

         Response
         --------

         The information requested by the Staff is attached as Exhibit F to this letter. The Company undertakes to provide updates to this schedule as requested.


91. PLEASE PROVIDE US WITH OBJECTIVE EVIDENCE THAT SUPPORTS YOUR DETERMINATION OF THE FAIR VALUE OF THE UNDERLYING SHARES OF COMMON STOCK AT EACH GRANT OR ISSUE DATE. THIS OBJECTIVE EVIDENCE COULD BE BASED ON VALUATION REPORTS THAT RELY ON METHODOLOGIES DISCUSSED IN THE PRACTICE AID OR ON CURRENT CASH SALES OF THE SAME OR A SIMILAR COMPANY SECURITY TO A WILLING UNRELATED PARTY OTHER THAN UNDER TERMS AND CONDITIONS ARISING FROM A PREVIOUS TRANSACTION.

         Response
         --------

         The Company advises the Staff that the fair value of the shares of common stock at each grant or issue date was determined as follows:

         From inception (2000) to July 2005, the fair value of the Company's common stock was determined based on contemporaneous sales of its common stock to unrelated third parties in six private placement transactions. The Company respectfully refers the Staff to the detailed list of these sales provided in response to comment 30. The Company believes, under the guidance of

April 2, 2007
Page 40

the AICPA Practice Alert 00-1, that contemporaneous sales are the best indicator of fair value for the period from inception (2000) to July 2005.

         For periods subsequent to August 1, 2005, the fair value of the common stock was determined by management through an internal valuation computation following the guidance of the Practice Alert. Additionally, the Company engaged the services of a financial consultant and an independent valuation firm to provide additional guidance to its valuation process. The Company's fair value analysis is provided as Exhibit G to this letter. The analysis considered a variety of quantitative and qualitative factors including, but not limited to, the Company's financial position, an evaluation of the Company's competition, the economic climate in the marketplace, the illiquid nature of the common stock and the Company's analysis of the trading prices of a peer group of comparable public companies.


92. RECONCILE AND EXPLAIN THE DIFFERENCES BETWEEN THE FAIR VALUES OF THE UNDERLYING COMMON STOCK AT EACH VALUATION DATE, INCLUDING THE DIFFERENCE BETWEEN THE MOST RECENT FAIR VALUE AND THE MIDPOINT OF YOUR IPO OFFERING RANGE. THIS RECONCILIATION SHOULD DESCRIBE SIGNIFICANT INTERVENING EVENTS WITHIN THE COMPANY AND CHANGES IN ASSUMPTIONS AS WELL AS WEIGHTING AND SELECTION OF VALUATION METHODOLOGIES EMPLOYED THAT EXPLAIN THE CHANGES IN THE FAIR VALUE OF YOUR COMMON STOCK UP TO THE FILING OF THE REGISTRATION STATEMENT.

         Response
         --------

         Computations of the fair value of the Company's common stock at each valuation date and a reconciliation from the most recent valuation date to the estimated mid-point range of the offering price ($5.50) is provided in Exhibit H to this letter. The Company respectfully submits that this analysis substantiates the accretion in the fair value of its common stock from $2.58 at December 31, 2006 to the mid-point range of the offering ($5.50). The accretion results principally from the increase in revenues and operating profits to be derived from the acquisition of Objectware and the expected revenue growth of the Company from September 30, 2006 to the planned offering date of April 2007. The Company also considered the positive impact to working capital resulting from the net proceeds of the offering and the specific favorable impact to current assets (specifically cash) and the elimination of principally all debt resulting from the use of proceeds from the offering.


93. PLEASE REVISE THE NOTE TO INCLUDE THE DISCLOSURES IN PARAGRAPH 179 OF THE PRACTICE AID. AS APPLICABLE, REVISE TO INCLUDE THE FOLLOWING DISCLOSURES FOR OPTIONS GRANTED DURING THE 12 MONTHS PRIOR TO THE DATE OF THE MOST RECENT BALANCE SHEET INCLUDED IN THE FILING:

o FOR EACH GRANT DATE, THE NUMBER OF OPTIONS OR SHARES GRANTED, THE EXERCISE PRICE, THE FAIR VALUE OF THE COMMON STOCK, AND THE INTRINSIC VALUE, IF ANY, PER OPTION (THE NUMBER OF OPTIONS MAY BE AGGREGATED BY MONTH OR QUARTER AND THE INFORMATION PRESENTED AS WEIGHTED-AVERAGE PER SHARE AMOUNTS);

April 2, 2007
Page 41

o WHETHER THE VALUATION USED TO DETERMINE THE FAIR VALUE OF THE EQUITY INSTRUMENTS WAS CONTEMPORANEOUS OR RETROSPECTIVE; AND
o    WHETHER THE VALUATION WAS PERFORMED BY A RELATED PARTY.

         Response
         --------

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised page F-44 of the IPO Prospectus.


NOTE 10. INCOME TAXES, PAGE F-35
--------------------------------

94. PLEASE REVISE TO ADDRESS THE DISCLOSURE PROVISIONS UNDER SAB TOPIC 11 C. DISCLOSE THE AGGREGATE DOLLAR AND PER SHARE EFFECTS OF THE TAX HOLIDAY AND BRIEFLY DESCRIBE THE FACTUAL CIRCUMSTANCES INCLUDING THE DATE ON WHICH THE SPECIAL TAX STATUS WILL TERMINATE.

         Response
         --------

         The Company advises the Staff that it estimates that the foreign taxes not incurred as a result of the tax holiday were approximately $45,000 and $20,000 for the years ended September 30, 2006 and 2005, respectively. The Company believes these costs are not significant enough to warrant separate disclosure.

         The above-referenced disclosures have been revised to address the Staff's comment. Please see the revised pages F-44 to F-45 of the IPO Prospectus.


SUBSEQUENT EVENTS, PAGE F-37
----------------------------

95. WE NOTE YOU AMENDED THE TERMS OF THE DEBT WARRANTS IN NOVEMBER OF 2006. TELL US HOW YOU INITIALLY ACCOUNTED FOR THE DEBT WARRANTS AND HOW YOUR ACCOUNTING CHANGED AS A RESULT OF THE AMENDMENTS TO THE INITIAL TERMS. ADDRESS HOW YOU INITIALLY DETERMINED THE FAIR VALUE OF THE WARRANTS AND HOW THIS VALUE MAY HAVE BEEN IMPACTED BY THE SUBSEQUENT CHANGE IN TERMS.

         Response
         --------

         The Company advises the Staff that, as originally issued, the above-referenced warrants contained a drafting error to include a provision that would have resulted in a contingent obligation of the Company to redeem the warrants in the event that an initial public offering of the Company's common stock does not occur prior to the expiration of the warrants in April 2011. That provision was not contained in the otherwise detailed letter of intent between the Company and the placement agent for these transactions. The Company accounted for these warrants as additional paid in capital and as a discount against the face value of the Senior Notes Payable. In accounting for the warrants, no consideration was given to the potential redemption feature described above because the warrants were never intended to have such a feature.

April 2, 2007
Page 42

         The discount was determined by using a relative fair value method and was computed by apportioning the present value of the warrants (computed using the Black-Scholes-Merton option-pricing model (the "Model") as detailed in Note 2 to the Company's financial statements under "VALUATION OF OPTIONS AND WARRANTS ISSUED TO NON-EMPLOYEES") to the total present value of the face value of the debt plus interest. In applying the Model, the Company used the same assumptions as it had in valuing the other equity instruments as described elsewhere in the financial statements (i.e., stock options and warrants). The redemption feature described above was given no consideration in the original determination of the fair value of the warrants.

         As the warrants were never intended by any party to contain a redempion feature, the amendment described in Note 11 was executed with the warrant holders, with no consideration offered or tendered to any parties.

96. TELL US AS TO WHETHER THESE DEBT WARRANTS HAVE ANY ASSOCIATED REGISTRATION RIGHTS OR ARE SUBJECT TO ANY PAYMENT PROVISIONS OF ANY TYPE WHICH MAY IMPACT YOUR ACCOUNTING FOR THESE WARRANTS.

         Response

         The Company advises the Staff that there are no other registration rights or features that would affect the accounting for these warrants.


OBJECTWARE FINANCIAL STATEMENTS FILED FOR THE PERIOD ENDED SEPTEMBER 30, 2006,
------------------------------------------------------------------------------
PAGE F-39
---------

NOTE 2. REVENUE RECOGNITION, PAGE F-44
--------------------------------------

97. DISCLOSE THE ACCOUNTING LITERATURE RELIED UPON THAT SUPPORTS THE RECOGNITION MODELS USED FOR YOUR "WEB SERVICES" AND "MANAGED SERVICES."

         Response
         --------

         The Company advises the Staff that Objectware's revenues are comprised of principally two activities - Web Services and Managed Services (primarily hosting). These activities are sold separately and in multiple element arrangements, which Objectware accounts for separately as it satisfies the burden of third party evidence of fair value as defined in EITF 00-21 in those instances in which VSOE cannot be attained. For multiple element arrangements that include fixed-fee Web Services engagements, Objectware has established third party evidence of fair value for the undelivered element (i.e., hosting services) as it has sold many such arrangements priced using a standard price list that provides a narrow range of rates. Objectware recognizes revenue for Web services in accordance to the proportional performance model described in SAB 104, based on costs incurred in relation to total estimated costs at completion. Objectware's management believes that labor costs are the appropriate measure for the proportional performance model in measuring Web Services revenue, as projects are priced based upon estimated labor hours and labor rates. In the instances

April 2, 2007
Page 43

in which Web service arrangements have been terminated by customers, the customer is responsible and has paid for services up to day of termination. Objectware believes this input approach under the proportional performance model mirrors an output approach for the services Objectware delivers.

         Managed Services revenue is comprised principally of contractual hosting. Although Objectware views hosting as a value-added service component to its business, it does not market this business line separately. Therefore, Objectware does not provide separate classification for hosting in its financial statements. Objectware has established third party evidence of fair value for hosting by offering it to customers as it prices such arrangements in accordance with a standard price list which it does not discount. Objectware's hosting contracts include a clause for termination by either party for convenience upon 30 days notice. In instances in which upfront fees are charged in connection with a hosting arrangement, the revenue associated with such fees is deferred and is amortized over the estimated life of the arrangement, which is generally two years. Otherwise, Objectware recognizes revenue on hosting arrangements on a monthly basis over the period to which the service is delivered.


98. DISCLOSE HOW YOU HAVE YOU HAVE ESTABLISHED VSOE FOR EACH OF THE ELEMENTS INCLUDED IN MULTI-ELEMENT ARRANGEMENTS.

         Response
         --------

         In accordance with EITF 00-21, Objectware believes the burden is to establish third party evidence of fair value as VSOE of fair value cannot be attained. With respect to the undelivered element of Web Services projects which include hosting arrangements, Objectware has established fair value by offering hosting based on a standard price list which it does not discount. For the delivered element(s), revenue is recognized based upon the residual value, i.e., the total contract value less the fair value of the undelivered element.


99. FOR ANY RIGHTS OF RETURNS TO YOUR CUSTOMERS OR END USERS TELL US AND DISCLOSE HOW YOUR ACCOUNTING COMPLIES WITH SFAS 48.

         Response
         --------

         The Company respectfully advises the Staff that, as is customary with industry practice, Objectware does not provide a right of return for any product or services. In the rare instances in which customers raise concerns over its delivered products or services, Objectware endeavors to remedy the concerns. All costs to date related to such instances have been insignificant and therefore no reserve has been established.

April 2, 2007
Page 44

100. WE NOTE THAT YOU ACCOUNT FOR YOUR STAND-ALONE WEB SERVICES FIXED FEE ARRANGEMENTS UNDER A PROPORTIONAL PERFORMANCE MODEL USING AN INPUT METHOD BASED ON COSTS INCURRED IN RELATION TO TOTAL ESTIMATED COSTS AT COMPLETION. YOUR ACCOUNTING FOR THESE FIXED FEE CONTRACTS DOES NOT APPEAR TO COMPLY WITH THE GUIDANCE WITHIN SAB 104 REGARDING THE USE OF A PROPORTIONAL PERFORMANCE MODEL. AN OUTPUT-BASED APPROACH WOULD GENERALLY BE UTILIZED AS OPPOSED TO AN INPUT-BASED APPROACH WHICH UTILIZES A COST-TO-COST MODEL. WE REFERENCE THE CORPORATION FINANCE CURRENT ACCOUNTING AND DISCLOSURE ISSUES UPDATED ON NOVEMBER 30, 2006. TELL US THE AMOUNT OF REVENUES DERIVED FROM THESE FIXED FEE SERVICE ARRANGEMENTS DURING THE FISCAL AND INTERIM FINANCIAL PERIODS PRESENTED.

         Response
         --------

         The Company advises the Staff that Objectware recognizes revenue on its fixed fee Web Services arrangements in accordance to the proportional performance model method described in SAB 104, based on costs incurred in relation to total estimated costs at completion. Objectware's management believes that labor costs are the appropriate measure for the proportional performance model in measuring Web Services revenue, as projects are priced based upon estimated labor hours and labor rates. Although a portion of the Objectware's fixed fee Web Services projects reference milestones in statements or work, such references are considered as a billing criteria and not a valid basis for revenue recognition by management. Objectware's fixed fee Web Services engagements are typically of short duration (averaging six months or less) and therefore the period of time between milestones as an output approach would principally mirror Objectware's input computations under the proportional performance model. In instances in which Web service arrangements are terminated by customers prior to completion of any or all milestones, the customer is contractually obligated to pay for services up to the day of termination.

         The table below sets forth the revenues derived from fixed fee engagements in response to the Staff's comment.

                                                         Three Months Ended
                                                     ---------------------------
                       Fiscal Year    Fiscal Year    December 31,   December 31,
                           2006           2005           2006           2005
                       ------------   ------------   ------------   ------------
Web Service Fixed Fee  $      2,214   $      1,549   $        680   $        495
Web Service T & M               887            716            204            221
                       ------------   ------------   ------------   ------------
Total Web Service
Revenue                $      3,101   $      2,265   $        884   $        716
                       ============   ============   ============   ============

101. TELL US HOW YOU DETERMINE WHAT CONSTITUTES YOUR NORMAL CUSTOMARY PAYMENT TERM. PROVIDE AN ANALYSIS THAT SUPPORTS YOUR CONCLUSION. INDICATE IF YOUR PAYMENT TERMS VARY BY CUSTOMER TYPE, ARRANGEMENT SIZE, AND PRODUCT MIX. IF SO, TELL US HOW YOU EVALUATED THOSE FACTORS IN DETERMINING YOUR NORMAL CUSTOMARY PAYMENT TERMS. DISCLOSE THE TYPICAL PAYMENT TERMS OF YOUR ARRANGEMENTS, THE AMOUNT OF ANY DOWN PAYMENT, ANY REFUND PROVISIONS OR WHETHER ANY PAYMENTS ARE SUBJECT TO SPECIFIC MILESTONES OR CUSTOMER ACCEPTANCE PROVISIONS

         Response
         --------

         The Company advises the Staff that Objectware has revised its revenue recognition policy disclosure to include its customer payment terms. Please see page F-54 of the IPO Prospectus.

April 2, 2007
Page 45

Objectware believes that these policies are consistent with industry practices. For hosting arrangements, invoices are generally issued monthly and are due upon invoice receipt. For Web Services, the standard payment terms are "due upon receipt" or "net 30 days", with such terms individually negotiated with customers. In all instances, except for one customer as detailed in Note 6 to the financial statements, Objectware does not offer payment terms beyond 45 days from invoice date. The one exception results from a Web Services arrangement in which services were delivered and the customer was unable to pay in accordance with Objectware's standard payment terms due to financial difficulties. Objectware converted the account receivable into an interest bearing long-term note receivable on which the customer has been making scheduled payments. Revenue related to the arrangement was recognized only as cash was received under the note receivable.

         For new Web Service projects, Objectware typically invoices a project deposit of between 20% and 33% of the total contract value. Deposits are recorded as deferred revenue and the revenue is recognized as the related work is performed, which is generally within 30 to 45 days. Thereafter, Objectware invoices in accordance with negotiated terms in the individual statements of work which typically are either billable monthly or upon achievement of milestones. In either instance, payment terms are negotiated individually and typically carry "net 30 day" payment terms. For Web Services projects, some contracts provide for customer acceptance and in those instances where customer acceptances apply, the window between delivery and acceptance is no more than 15 days. Objectware does not extend any payment terms during the acceptance period as terms are due from invoice date. Its arrangements do not offer any refunds for services or products and therefore no specific reserve for such is maintained.


102. TELL US AND DISCLOSE IF YOU CONSIDER EITF 01-8 TO BE THE APPROPRIATE ACCOUNTING LITERATURE IN ACCOUNTING FOR YOUR MONTHLY WEB HOSTING SERVICES DELIVERABLE WITHIN YOUR MANAGED SERVICES.

         Response
         --------

         The Company respectfully advises the Staff that Objectware's revenue recognition policy for accounting for hosting arrangements is the same as the Company's policy. Accordingly, as more fully described in the response to Comment 84, the Company does not believe that reference to EITF 01-8 is pertinent to the disclosure.

GENERAL
-------

103. PROVIDE UPDATED INTERIM PERIOD FINANCIAL STATEMENTS THROUGH DECEMBER 31, 2006 AS REQUIRED BY ITEM 310(G) OF REGULATION S-B.

April 2, 2007
Page 46

         Response
         --------

         The above-referenced interim period financial information has been provided to address the Staff's comment. Please see revised pages F-49 to F-52 of the IPO Prospectus.


NOTE 12 SUBSEQUENT EVENT, PAGE F-52
-----------------------------------

104. WE NOTE THAT DISCLOSURE THAT THE SALE OF OBJECTWARE IS CONTINGENT ON BRIDGELINE'S SUCCESSFUL COMPLETION OF ANY IPO AND THE RECEIPT OF PROCEEDS FROM THE IPO OF AT LEAST $10 MILLION. WE NOTE NO SUCH DISCLOSURE ANYWHERE ELSE IN THE REGISTRATION STATEMENT. IF THIS IS A CONTINGENCY THEN PLEASE DISCLOSE THIS FACT THROUGHOUT THE DOCUMENT ACCORDINGLY.

         Response

         Where applicable, the Amendment has been revised to address the Staff's comment. Please see revised pages 5, 12 and 63 of the IPO Prospectus.


NEW TILT FINANCIAL STATEMENTS, PAGES F-54 TO F-65
-------------------------------------------------

105. PLEASE PROVIDE THE COMPARATIVE INTERIM PERIOD FINANCIAL STATEMENTS REQUIRED BY ITEM 310(C)(3) OF REGULATION S-B.

         Response
         --------

         The Company respectfully advises the Staff that the audited financial statements provided for New Tilt represent the last full year of operations (for the year ended December 31, 2005) and for the operations from January 1, 2006 up to the date of its acquisition by the Company on April 24, 2006. The Company therefore respectfully submits that these financial statements satisfy the requirements of Item 310(c)(3) of Regulation S-B and that no interim financial statements are required to be updated for New Tilt.


         The Company hereby acknowledges that:

         o should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         o the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         o the Company may not assert this action as a defense in any proceeding initiated by the

April 2, 2007
Page 47

              Commission or any person under the federal securities laws of the United States.


         If you require additional information concerning the Registration Statement, please contact either the undersigned or Daniele Ouellette Levy of this firm at 781-622-5930.


         Thank you very much.

                                          Very truly yours,

                                          /s/ Carl F. Barnes

                                          Carl F. Barnes



Exhibit A - Copies of the graphics referenced in Comment 2
Exhibit B - Dilution calculations referenced in Comment 20
Exhibit C - List of all investors, stock prices and funds raised in the private placements referenced in Comment 30
Exhibit D - Excerpts from the industry reports referenced in Comment 40
Exhibit E - Analysis of the Company's products and services referenced in
            Comments 78 and 81
Exhibit F - Stock option grant and related information referenced in Comment 90 Exhibit G - Analysis of the fair value of the Company's common stock referenced in Comment 91
Exhibit H - Computations and reconciliations of the fair value of the Company's common stock referenced in Comment 92


cc:      Mr. Marc D. Thomas
         Mr. Thomas Massie
         Mr. Gary Cebula
         Joseph C. Marrow, Esq.
         Daniele Ouellette Levy, Esq.
         F. Alec Orudjev, Esq.